UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

SemiAnnual Report

June 30, 2008

Table of Contents

Shareholder Letter	1
Expense Example	2
American Funds Growth SAST Portfolio	4
American Funds Global Growth SAST Portfolio	6
American Funds Growth-Income SAST Portfolio	8
American Funds Asset Allocation SAST Portfolio	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	22

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

August 11, 2008

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The Portfolios currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	June 30, 2008 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held until June 30, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2008”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2008” column and the “Expense Ratio as of June 30, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30,2008” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2008” column and the “Expense Ratio as of June 30, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2008” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$920.37	$3.06	$1,000.00	$1,021.68	$3.22	0.64%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$899.84	$3.31	$1,000.00	$1,021.38	$3.52	0.70%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$887.31	$3.00	$1,000.00	$1,021.68	$3.22	0.64%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$933.99	$3.37	$1,000.00	$1,021.38	$3.52	0.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2008” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2008” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2008” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2008 (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	2,269,701	$126,876,295
TOTAL INVESTMENTS (cost $148,210,973)@	100.1%	126,876,295
Liabilities in excess of other assets	(0.1)	(86,506)

NET ASSETS	100.0%	$126,789,789

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2008 (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	4,440,490	$93,028,272
TOTAL INVESTMENTS (cost $106,935,705)@	100.1%	93,028,272
Liabilities in excess of other assets	(0.1)	(92,245)

NET ASSETS	100.0%	$92,936,027

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — June 30, 2008 (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	3,445,804	$122,050,393
TOTAL INVESTMENTS (cost $144,441,680)@	100.1%	122,050,393
Liabilities in excess of other assets	(0.1)	(84,675)

NET ASSETS	100.0%	$121,965,718

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — June 30, 2008 (unaudited)

Industry Allocation*

Investment Companies	100.2%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.2%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	1,813,141	$30,134,401
TOTAL INVESTMENTS (cost $33,372,937)@	100.2%	30,134,401
Liabilities in excess of other assets	(0.2)	(50,941)

NET ASSETS	100.0%	$30,083,460

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$126,876,295	$93,028,272	$122,050,393	$30,134,401

Total investments	126,876,295	93,028,272	122,050,393	30,134,401

Receivable for:
Fund shares sold	1,198,720	1,600,667	2,729,013	324,948
Prepaid expenses and other assets	3,355	3,355	3,354	3,352
Due from investment adviser for expense reimbursements/fee waivers	62,798	29,118	59,906	4,955

Total assets	128,141,168	94,661,412	124,842,666	30,467,656

LIABILITIES:
Payable for:
Fund shares redeemed	1,087,660	173,848	174,043	176,913
Investments purchased	111,060	1,426,820	2,554,970	148,034
Investment advisory and management fees	88,948	71,357	84,853	20,253
Service fees	26,158	18,775	24,954	5,956
Other accrued expenses	37,553	34,585	38,128	33,040

Total liabilities	1,351,379	1,725,385	2,876,948	384,196

NET ASSETS	$126,789,789	$92,936,027	$121,965,718	$30,083,460

NET ASSETS REPRESENTED BY:
Capital paid-in	133,622,128	98,018,891	135,493,395	31,629,617
Accumulated undistributed net investment income (loss)	400,486	1,070,997	1,157,190	401,332
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions received from underlying funds	14,101,853	7,753,572	7,706,420	1,291,047
Unrealized appreciation (depreciation) on investments	(21,334,678)	(13,907,433)	(22,391,287)	(3,238,536)

NET ASSETS	$126,789,789	$92,936,027	$121,965,718	$30,083,460

Class 3 (unlimited shares authorized):
Net assets	$126,789,789	$92,936,027	$121,965,718	$30,083,460
Shares of beneficial interest issued and outstanding	11,544,021	8,273,181	12,195,007	2,872,643
Net asset value, offering and redemption price per share	$10.98	$11.23	$10.00	$10.47

* Cost
Long-term investment securities (unaffiliated)	$148,210,973	$106,935,705	$144,441,680	$33,372,937

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2008 (unaudited)

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$164,840	$189,429	$425,462	$136,200

Total investment income	164,840	189,429	425,462	136,200

EXPENSES:
Investment advisory and management fees	445,904	364,184	435,038	98,298
Service fees	131,148	95,838	127,953	28,911
Custodian and accounting fees	11,685	11,592	11,625	12,407
Reports to shareholders	18,035	7,361	17,492	222
Audit and tax fees	8,187	8,187	8,187	8,187
Legal fees	3,000	2,978	3,001	2,889
Trustees’ fees and expenses	682	712	836	228
Other expenses	1,962	2,164	2,102	2,290

Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits	620,603	493,016	606,234	153,432

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(286,527)	(224,627)	(277,783)	(72,516)
Custody credits earned on cash balances	(125)	(42)	(56)	(12)

Net expenses	333,951	268,347	328,395	80,904

Net investment income (loss)	(169,111)	(78,918)	97,067	55,296

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	5,544	142	(357,415)	(25,300)
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	12,584,105	6,902,315	7,329,134	1,119,871

Net realized gain (loss) on investments	12,589,649	6,902,457	6,971,719	1,094,571

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(20,366,518)	(14,793,836)	(19,140,639)	(2,657,070)

Net realized and unrealized gain (loss) on investments	(7,776,869)	(7,891,379)	(12,168,920)	(1,562,499)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,945,980)	$(7,970,297)	$(12,071,853)	$(1,507,203)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio

	For the		For the
	six months		six months
	ended	For the	ended	For the
	June 30,	year ended	June 30,	year ended
	2008	December 31,	2008	December 31,
	(unaudited)	2007	(unaudited)	2007

OPERATIONS:
Net investment income (loss)	$(169,111)	$455,697	$(78,918)	$1,085,438
Net realized gain (loss) on investments	12,589,649	1,626,114	6,902,457	915,592
Net unrealized gain (loss) on investments	(20,366,518)	(981,331)	(14,793,836)	828,992

Net increase (decrease) in net assets resulting from operations	(7,945,980)	1,100,480	(7,970,297)	2,830,022

Distributions to shareholders from:
Net investment income	—	(7,478)	—	—
Net realized gain on securities	—	(895)	—	—

Total distributions to shareholders	—	(8,373)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	48,062,424	83,972,839	36,378,658	59,584,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,116,444	85,064,946	28,408,361	62,415,019

NET ASSETS:
Beginning of period	86,673,345	1,608,399	64,527,666	2,112,647

End of period†	$126,789,789	$86,673,345	$92,936,027	$64,527,666

† Includes accumulated undistributed net investment income (loss)	$400,486	$569,597	$1,070,997	$1,149,915

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio

	For the		For the
	six months		six months
	ended	For the	ended	For the
	June 30,	year ended	June 30,	year ended
	2008	December 31,	2008	December 31,
	(unaudited)	2007	(unaudited)	2007

OPERATIONS:
Net investment income (loss)	$97,067	$984,224	$55,296	$321,618
Net realized gain (loss) on investments	6,971,719	810,600	1,094,571	220,894
Net unrealized gain (loss) on investments	(19,140,639)	(3,259,115)	(2,657,070)	(587,747)

Net increase (decrease) in net assets resulting from operations	(12,071,853)	(1,464,291)	(1,507,203)	(45,235)

Distributions to shareholders from:
Net investment income	—	(14,214)	—	(5,237)
Net realized gain on securities	—	(1,049)	—	(60)

Total distributions to shareholders	—	(15,263)	—	(5,297)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	49,838,450	83,971,830	12,926,731	18,111,461

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,766,597	82,492,276	11,419,528	18,060,929

NET ASSETS:
Beginning of period	84,199,121	1,706,845	18,663,932	603,003

End of period†	$121,965,718	$84,199,121	$30,083,460	$18,663,932

† Includes accumulated undistributed net investment income (loss)	$1,157,190	$1,060,123	$401,332	$346,036

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2008 (unaudited)

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Semiannual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Equity securities are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file

U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008:

	American Funds		American Funds
	Growth SAST Portfolio		Global Growth SAST Portfolio
	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$126,876,295	$—	$93,028,272	$—
Level 2 — Other Significant Observable Inputs	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$126,876,295	$—	$93,028,272	$—

	American Funds		American Funds
	Growth-Income SAST Portfolio		Asset Allocation SAST Portfolio
	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$122,050,393	$—	$30,134,401	$—
Level 2 — Other Significant Observable Inputs	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$122,050,393	$—	$30,134,401	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the Year Ended December 31, 2007
	Distributable Earnings			Tax Distributions
		Long-Term
		Gains/Capital	Unrealized		Long-Term
	Ordinary	and Other	Appreciation	Ordinary	Capital
Portfolio	Income	Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$571,950	$1,509,861	$(968,170)	$8,373	$—
American Funds Global Growth SAST	1,149,915	851,115	886,403	—	—
American Funds Growth-Income SAST	1,060,123	734,701	(3,250,648)	15,263	—
American Funds Asset Allocation SAST	347,541	194,971	(581,466)	5,297	—

For the year ended December 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to reclass of distributions from the underlying funds were as follows:

	Accumulated	Accumulated
	Undistributed	Undistributed
	Net Investment	Net Realized
Portfolio	Income (Loss)	Gain (Loss)	Capital Paid-in

American Funds Growth SAST	$113,900	$(113,900)	$—
American Funds Global Growth SAST	64,477	(64,477)	—
American Funds Growth-Income SAST	75,899	(75,899)	—
American Funds Asset Allocation SAST	24,418	(24,418)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	For the Period Ended June 30, 2008
	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

American Funds Growth SAST	$—	$(21,334,688)	$(21,334,688)	$148,210,983
American Funds Global Growth SAST	—	(13,907,433)	(13,907,433)	106,935,705
American Funds Growth-Income SAST	—	(22,391,287)	(22,391,287)	144,441,680
American Funds Asset Allocation SAST	—	(3,238,536)	(3,238,536)	33,372,937

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, manages the investment fund and business affairs of the Master Funds. AIG SunAmerica Asset Management Corp. (“AIG SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with AIG SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that AIG SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. AIG SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the period ended June 30, 2008, AIG SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST Portfolio	$314,756
American Funds Global Growth SAST Portfolio	268,346
American Funds Growth-Income SAST Portfolio	307,086
American Funds Asset Allocation SAST Portfolio	69,387

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets:

Portfolio	Class 3

American Funds Growth SAST	0.60%
American Funds Global Growth SAST	0.70
American Funds Growth-Income SAST	0.60
American Funds Asset Allocation SAST	0.60

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the period ended June 30, 2008, AIG SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

American Funds Asset Allocation SAST	$3,129

At June 30, 2008, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Growth SAST	$28,229	$—
American Funds Global Growth SAST	43,719	890
American Funds Growth-Income SAST	29,303	—
American Funds Asset Allocation SAST	—	75,373

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the period ended June 30, 2008, service fees were paid (see Statement of Operations) based on the aforementioned rate.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the period ended June 30, 2008 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$60,656,184	$161,151	$—	$—
American Funds Global Growth SAST Portfolio	43,236,896	3,103	—	—
American Funds Growth-Income SAST Portfolio	61,825,578	4,543,440	—	—
American Funds Asset Allocation SAST Portfolio	14,603,646	480,978	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2008		For the Year Ended		June 30, 2008		For the Year Ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,018,728	$56,295,465	7,527,594	$88,843,236	3,606,570	$42,258,757	5,335,588	$63,911,222
Reinvested dividends	—	—	708	8,373	—	—	—	—
Shares redeemed	(741,874)	(8,233,041)	(412,054)	(4,878,770)	(505,918)	(5,880,099)	(356,851)	(4,326,225)

Net increase (decrease)	4,276,854	$48,062,424	7,116,248	$83,972,839	3,100,652	$36,378,658	4,978,737	$59,584,997

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2008		For the Year Ended		June 30, 2008		For the Year Ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,837,994	$61,510,964	7,621,379	$87,557,309	1,439,468	$15,384,509	1,800,495	$20,269,808
Reinvested dividends	—	—	1,323	15,263	—	—	469	5,297
Shares redeemed	(1,110,886)	(11,672,514)	(313,154)	(3,600,742)	(232,213)	(2,457,778)	(192,699)	(2,163,644)

Net increase (decrease)	4,727,108	$49,838,450	7,309,548	$83,971,830	1,207,255	$12,926,731	1,608,265	$18,111,461

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain											Ratio of
			(loss) on											net
	Net Asset		investments			Dividend			Net		Net			investment
	Value,	Net	(both		Dividends	from net	Dividend		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized	from net		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	return of	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	capital	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

	American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	—	(0.00)	11.93	11.93	86,673	0.70		1.34		0
06/30/08(4)	11.93	(0.02)	(0.93)	(0.95)	—	—	—	—	10.98	(7.96)	126,790	0.64	†	(0.32	)†	0

	American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	—	12.48	14.50	64,528	0.70		3.86		0
06/30/08(4)	12.48	(0.01)	(1.24)	(1.25)	—	—	—	—	11.23	(10.02)	92,936	0.70	†	(0.21	)†	0

	American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	—	(0.00)	11.27	4.58	84,199	0.70		2.91		0
06/30/08(4)	11.27	0.01	(1.28)	(1.27)	—	—	—	—	10.00	(11.27)	121,966	0.64	†	0.19	†	4

	American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	—	(0.01)	11.21	6.20	18,664	0.70		3.95		3
06/30/08(4)	11.21	0.02	(0.76)	(0.74)	—	—	—	—	10.47	(6.60)	30,083	0.70	†	0.48	†	2

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

	12/31/06		12/31/07		06/30/08
		Net Investment		Net Investment		Net Investment
	Expenses†	Loss†	Expenses	Income (Loss)	Expenses†	Income (Loss)†
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.18%	(0.87)%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.29	(0.79)
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.18	(0.35)
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.33	(0.15)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

(4)	Unaudited

See Notes to Financial Statements

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed.

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1 SunAmerica Center Los Angeles, California 90067-6022

CHANGE SERVICE REQUESTED

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.
R4397SAR.1(8/08)

American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2008

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investment portfolios

Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investments outside the United States, especially those in developing countries, may be subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

The six months ended June 30, 2008, proved a difficult period for investors. Most stock and many bond markets suffered losses in the wake of concerns over an economic slowdown in the U.S. and over continued turmoil and losses in the banking industry. Rising energy and food costs here and abroad have stoked fears of inflation, which in turn have undermined investor confidence.
During the period, Standard & Poor’s 500 Composite Index declined 11.9%. Within the index, nearly every sector posted negative returns, with the notable exception of energy, which gained 8.1% for the period, as oil prices hit record highs. By far, the biggest losses came from the financials sector, which fell 30.9%, due in part to ongoing fallout from subprime mortgages, substantial write-downs and concerns over liquidity. Many U.S. financial institutions were forced to raise capital, and a major investment bank, Bear Stearns, collapsed.
Outside the U.S., equity markets declined as a slowdown in the global economy and rising costs tempered investor sentiment. The MSCI EAFE (Europe, Australasia, Far East) Index slipped by 10.6%. Developing markets were not spared either. The MSCI Emerging Markets Index fell 11.6% for the period, though some specific markets were hit much worse. India declined by 41.4% and China lost 26.3%, as measured by MSCI.
There was also volatility in the bond markets, and results were markedly different from the first quarter of 2008 to the second. After mid-March, when the Federal Reserve orchestrated the buyout of Bear Stearns, rising yields prompted by inflation concerns generally led to weaker returns and a reversal of fortune within the various segments of the bond markets. The Citigroup Broad Investment-Grade (BIG) Index was up 1.4% for the six-month period, despite a 1.2% decline in the second quarter. Conversely, the Credit Suisse High Yield Index declined 1.1% for the period, but rose 1.8% in the second quarter.
Since credit problems surfaced last year, the prevailing tendency in the bond markets has been the reluctance of investors to take on risk. Not surprisingly, in the first six months of 2008, U.S. Treasuries were among the best fixed-income investments, gaining 2.2%. Global bonds fared even better, gaining 3.5%, aided by currency fluctuations during the first quarter. Spreads on most credit products, including corporate bonds and asset-backed securities, widened considerably in the first part of the year.
Meanwhile, the U.S. dollar continued to be weak. It dropped 5.1% against the yen, 7.3% against the euro and 0.4% against the British pound.
In an attempt to help stabilize financial markets, the Federal Reserve voted to cut the federal funds rate on four different occasions, lowering it from 4.25% to 2.00%. The Fed also lowered its discount rate from 4.75% to 2.25%. However, at its meeting on June 25, the central bank voted against lowering rates further, citing high uncertainty over the outlook for inflation. These inflation concerns were shared by consumers paying high prices for gas, food and other staples. Declines in housing prices contributed to the unease.
Recent global economic trends have contributed to the marketplace’s current inflationary conditions. An extended period of worldwide prosperity spurred demand for commodities and other products, especially in developing markets like China and India. Whether such high demand can be sustained will significantly influence future pricing of these products.
Given all the negative economic news, it is natural for investors to feel pessimistic. However, experience has taught us to focus on eventual economic recovery. Predicting how long this will take and what the immediate future will bring is our constant challenge. We encourage investors to maintain a long-term strategy, as we pursue attractive investments on their behalf.
As always, we will continue to pay close attention to the risks, as well as the opportunities, when making all our investment decisions. Amid the market uncertainty, we know it’s more important than ever that we bring our global research capabilities, investment experience and long-term approach to everything we do for our investors.
We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
August 4, 2008
American Funds Insurance Series

Total returns for periods ended June 30, 2008
Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Gross expense
		6 months	1 year	5 years	10 years	Lifetime	ratios*
Global Growth Fund (since 4/30/97)	Class 1	- 9.64%	- 5.58%	14.87%	9.36%	10.85%	.55%
	Class 2	- 9.74	- 5.84	14.58	9.09	10.58	.80

Growth Fund (since 2/8/84)	Class 1	- 7.60	- 6.01	11.82	9.39	13.98	.33
	Class 2	- 7.71	- 6.25	11.55	9.13	13.67	.58
	Class 3	- 7.69	- 6.19	11.62	9.20	13.77	.51

Growth-Income Fund (since 2/8/84)	Class 1	- 11.00	- 13.37	8.23	6.13	12.03	.27
	Class 2	- 11.08	- 13.58	7.96	5.87	11.72	.52
	Class 3	- 11.05	- 13.53	8.04	5.94	11.83	.45

Asset Allocation Fund (since 8/1/89)	Class 1	- 6.22	- 7.19	8.74	5.33	8.91	.32
	Class 2	- 6.36	- 7.42	8.47	5.06	8.61	.57
	Class 3	- 6.26	- 7.33	8.55	5.14	8.71	.50

*	The gross expense ratios are as of December 31, 2007, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent prospectus for details.
American Funds Insurance Series

Global Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Growth Fund recorded a decline of 9.74% for the six months ended June 30, 2008, but was slightly ahead of its benchmark, the MSCI World Index, which lost 10.25%. The fund also led the index over longer periods, such as the past one, three, five and 10 years.
Global stock markets were volatile during the period, and many declined. We stepped in a bit early to buy stocks of financial institutions as they reached prices that appeared attractive. We also could have taken better advantage of global commodities stocks, which continued to rise.
The fund’s results were helped by a defensive approach to emerging markets stocks. The portfolio counselors significantly reduced holdings in India and China, two markets that did very poorly in the first half of the year.
Given the volatility of current markets, we are mindful of how painful the experience can be for investors who are watching dramatic moves in stock prices, but we also recognize that difficult markets can create opportunities. The fund is braced for further market volatility, and we hope to capitalize on those opportunities as they arise.
Where the fund’s assets were invested based on total net assets as of June 30, 2008
Europe

France	6.4%
United Kingdom	5.8
Germany	5.4
Netherlands	4.8
Switzerland	1.9
Russia	1.7
Denmark	1.7
Spain	1.3
Italy	1.1
Finland	1.1
Greece	1.0
Other	3.0

35.2

The Americas

United States	23.6
Brazil	2.5
Canada	1.7
Other	1.4

29.2

Asia/Pacific Basin

Japan	6.9%
Australia	2.3
South Korea	2.1
China	1.8
India	1.6
Hong Kong	1.3
Taiwan	1.0
Other	.8

17.8

Short-term securities & other assets less liabilities	17.8

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.
Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund was down 7.71% for the six months ended June 30, 2008, though it held up better than Standard & Poor’s 500 Composite Index, which lost 11.91%. The fund also beat its benchmark over longer periods, including the past one, three, five and 10 years.
The fund’s results outpaced those of its index by more than 4% primarily because the portfolio counselors avoided some of the worst problems in the financials sector. In a difficult U.S. market, the fund was helped by its investments in companies in the following industries: oil, gas and consumable fuels; metals and mining; and chemicals.
Even though only about 20% of the fund’s portfolio is invested outside the United States, investments abroad, for the most part, helped returns, especially in Canada and Germany.
Going forward, the fund’s managers will continue to look for opportunities created by changes in market conditions.
Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks growth of capital by investing primarily in U.S. common stocks.
Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Growth-Income Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund was down 11.08% during the six months ended June 30, 2008, which was slightly better than the 11.91% decline of Standard & Poor’s 500 Composite Index. Over longer periods, the fund had positive returns and led the index for the past three, five and 10 years.
Investments in software, pharmaceuticals and diversified financial services companies hampered results for the fund. These negative results were partially offset by positive returns among oil, gas and consumable fuels companies and energy equipment and services companies.
Despite the negative impact from financials companies, the fund tends to have a diversified portfolio with a less restrictive income requirement, and exposure to financials was lower than the index. The fund’s other investments allowed it to modestly outpace the benchmark.
As in previous market downturns, we believe that this one should resolve itself favorably in due course. To this end, we continue to maintain a long-term perspective.
American Funds Insurance Series

Asset Allocation Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Asset Allocation Fund declined by 6.36% during the six months ended June 30, 2008. It outpaced Standard & Poor’s 500 Composite Index, which lost 11.91%. At the same time, the fund’s results trailed those of its fixed-income benchmark, the Lehman Brothers U.S. Aggregate Index, which gained 1.13%.
At the end of June, Asset Allocation Fund’s portfolio was 63.9% invested in equities, 21.6% invested in bonds and 14.5% invested in cash and equivalents.
On the equity side, the fund benefited from its investments in oil, gas and consumable fuels, metals and mining, and energy equipment and services companies. Investments in pharmaceuticals, wireless telecommunications and services, and thrifts and mortgage companies detracted from results.
Although fixed-income securities have generally provided better results than equities during the period, the threat of inflation and current low interest rates have dampened our enthusiasm for bonds at this time.
Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets
Koninklijke KPN	1.72%
Novo Nordisk	1.67
Microsoft	1.48
Samsung Electronics	1.44
General Electric	1.34
Deutsche Post	1.27
Uralkali	1.17
Vallourec	1.12
NTT DoCoMo	1.10
Yahoo	1.05
Common stocks — 82.17%

		Market		Percent
		value		of net
	Shares	(000)		assets

Information technology — 13.32%
Microsoft Corp.	3,095,000	$85,143		1.48%
Samsung Electronics Co., Ltd.[1]	138,440	82,803		1.44
Yahoo! Inc.[2]	2,927,200	60,476		1.05
STMicroelectronics NV1	4,454,000	45,980		.80
Nokia Corp.[1]	1,486,500	36,435	{	.78
Nokia Corp. (ADR)	334,000	8,183
Oracle Corp.[2]	2,000,000	42,000		.73
International Business Machines Corp.	350,000	41,485		.72
Google Inc., Class A2	75,000	39,481		.69
Cisco Systems, Inc.[2]	1,611,000	37,472		.65
Other securities		286,834		4.98

		766,292		13.32

Consumer discretionary — 10.29%
GOME Electrical Appliances Holding Ltd.[1]	124,172,000	58,730		1.02
Honda Motor Co., Ltd.[1]	1,508,800	51,424		.89
Virgin Media Inc.[2]	2,834,000	38,571		.67
Lowe’s Companies, Inc.	1,615,000	33,511		.58
Other securities		409,840		7.13

		592,076		10.29

Industrials — 9.39%
General Electric Co.	2,895,455	77,280		1.34
Deutsche Post AG1	2,802,700	73,159		1.27
Vallourec SA1	185,000	64,666		1.12
KBR, Inc.	1,605,000	56,031		.97
Schneider Electric SA1	394,091	42,503		.74
Other securities		226,542		3.95

		540,181		9.39

Financials — 8.64%
Macquarie Group Ltd.[1]	1,250,000	58,063		1.01
Banco Santander, SA1	2,957,514	53,996		.94
Allianz SE1	292,000	51,339		.89
Société Générale[1]	460,000	39,625		.69
Other securities		294,104		5.11

		497,127		8.64

Health care — 7.98%
Novo Nordisk A/S, Class B1	1,455,200	95,958		1.67
Roche Holding AG1	293,500	52,834		.92
UCB SA1	1,350,020	49,683		.86
Other securities		260,296		4.53

		458,771		7.98

American Funds Insurance Series

Global Growth Fund
Common stocks

		Market		Percent
		value		of net
	Shares	(000)		assets

Materials — 7.78%
JSC Uralkali (GDR)[1]	484,568	$35,160	{	1.17%
JSC Uralkali (GDR)[1,3]	444,915	32,282
AMG Advanced Metallurgical Group NV1,2	696,200	59,065		1.03
Central African Mining & Exploration Co. PLC[1,2]	38,250,000	42,262		.73
Other securities		278,839		4.85

		447,608		7.78

Telecommunication services — 7.39%
Koninklijke KPN NV1	5,775,830	98,799		1.72
NTT DoCoMo, Inc.[1]	43,200	63,464		1.10
Vodafone Group PLC (ADR)	1,000,000	29,460	{	.88
Vodafone Group PLC[1]	7,131,250	21,019
KDDI Corp.[1]	5,517	34,216		.59
Other securities		177,916		3.10

		424,874		7.39

Consumer staples — 6.19%
Unilever NV, depository receipts[1]	1,684,000	47,785		.83
Avon Products, Inc.	945,800	34,068		.59
Other securities		274,437		4.77

		356,290		6.19

Energy — 5.86%
TOTAL SA1	490,000	41,798		.73
Schlumberger Ltd.	360,000	38,675		.67
Tenaris SA (ADR)	465,000	34,642		.60
Royal Dutch Shell PLC, Class B1	574,666	23,104	{	.60
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,187
Other securities		187,337		3.26

		336,743		5.86

Utilities — 3.75%
British Energy Group plc[1]	2,700,000	38,182		.66
SUEZ SA1	550,000	37,376		.65
Other securities		139,995		2.44

		215,553		3.75

Miscellaneous — 1.58%
Other common stocks in initial period of acquisition
Total common stocks (cost: $4,368,177,000)		90,668		1.58

		4,726,183		82.17

American Funds Insurance Series

Global Growth Fund
Short-term securities — 17.82%

	Principal	Market		Percent
	amount	value		of net
	(000)	(000)		assets

Federal Home Loan Bank 2.06%–2.52% due 7/2–12/29/2008	$130,400	$129,883		2.26%
Fannie Mae 1.86%–2.36% due 8/20–9/17/2008	106,600	106,237		1.85
AstraZeneca PLC 2.25%–2.92% due 8/26–10/1/2008[3]	79,900	79,336		1.38
Freddie Mac 2.06%–2.205% due 7/3–9/12/2008	70,800	70,593		1.23
American Honda Finance Corp. 2.12% due 7/16/2008	68,500	68,429		1.19
Novartis Finance Corp. 2.06%–2.30% due 7/29–8/7/2008[3]	52,300	52,179		.91
BASF AG 2.15% due 7/25/2008[3]	50,000	49,925		.87
Bank of America Corp. 2.52% due 8/1/2008	36,300	36,219	{	.83
Ranger Funding Co. LLC 2.77% due 9/16/2008[3]	11,700	11,630
National Australia Funding (Delaware) Inc. 2.58%–2.65% due 7/15–8/4/2008[3]	44,500	44,417		.77
Jupiter Securitization Co., LLC 2.47% due 7/18/2008[3]	23,600	23,571	{	.75
Park Avenue Receivables Co., LLC 2.50% due 8/5/2008[3]	19,600	19,551
Barton Capital LLC 2.45%–2.47% due 7/8–7/9/2008[3]	29,800	29,783		.52
Other securities		303,590		5.26

Total short-term securities (cost: $1,025,494,000)		1,025,343		17.82

Total investment securities (cost: $5,393,671,000)		5,751,526		99.99
Other assets less liabilities		314		.01

Net assets		$5,751,840		100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with market value of $1,539,000, which represented .03% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,927,615,000, which represented 50.90% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $579,432,000, which represented 10.07% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets
Google	2.93%
Cisco Systems	2.52
Suncor	2.07
Schlumberger	2.06
Microsoft	1.71
Philip Morris International	1.67
Newmont Mining	1.66
Berkshire Hathaway	1.66
Barrick Gold	1.64
Canadian Natural Resources	1.57
Common stocks — 94.16%

		Market		Percent
		value		of net
	Shares	(000)		assets

Energy — 19.29%
Suncor Energy Inc.	10,368,848	$602,864		2.07%
Schlumberger Ltd.	5,606,900	602,349		2.06
Canadian Natural Resources, Ltd.	4,625,700	458,118		1.57
Tenaris SA (ADR)	5,245,000	390,752		1.34
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	301,736		1.03
Devon Energy Corp.	2,478,700	297,841		1.02
EOG Resources, Inc.	2,143,728	281,257		.96
Murphy Oil Corp.	2,698,800	264,617		.91
Peabody Energy Corp.	2,653,000	233,597		.80
Transocean Inc.[1]	1,460,261	222,529		.76
Noble Energy, Inc.	1,900,000	191,064		.65
Baker Hughes Inc.	2,038,500	178,042		.61
Core Laboratories NV1,2	1,197,700	170,493		.58
Petro-Canada	3,005,300	168,565		.58
Other securities		1,270,195		4.35

		5,634,019		19.29

Information technology — 18.71%
Google Inc., Class A1	1,626,000	855,959		2.93
Cisco Systems, Inc.[1]	31,596,900	734,944		2.52
Microsoft Corp.	18,175,000	499,994		1.71
Nokia Corp. (ADR)	11,830,000	289,835	{	1.51
Nokia Corp.[3]	6,184,000	151,575
Oracle Corp.[1]	14,927,800	313,484		1.07
Yahoo! Inc.[1]	14,365,000	296,781		1.02
Fidelity National Information Services, Inc.	7,190,000	265,383		.91
Samsung Electronics Co., Ltd.[3]	410,000	245,228		.84
Red Hat, Inc.[1,2]	11,511,000	238,163		.82
International Business Machines Corp.	1,600,000	189,648		.65
Other securities		1,382,968		4.73

		5,463,962		18.71

Consumer discretionary — 11.93%
Lowe’s Companies, Inc.	17,326,000	359,515		1.23
Johnson Controls, Inc.	10,949,100	314,020		1.08
Best Buy Co., Inc.	7,920,000	313,632		1.08
Target Corp.	6,490,000	301,720		1.03
Kohl’s Corp.[1]	6,645,000	266,066		.91
Garmin Ltd.	4,770,000	204,347		.70
Other securities		1,723,234		5.90

		3,482,534		11.93

American Funds Insurance Series

Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets

Materials — 9.91%
Newmont Mining Corp.	9,305,000	$485,349	1.66%
Barrick Gold Corp.	10,500,000	477,750	1.64
Potash Corp. of Saskatchewan Inc.	1,900,000	434,283	1.49
K+S AG3	725,000	416,203	1.42
Freeport-McMoRan Copper & Gold Inc.	2,604,500	305,221	1.05
Rio Tinto PLC[3]	1,464,233	179,586	.61
Other securities		595,382	2.04

		2,893,774	9.91

Health care — 7.93%
Roche Holding AG3	2,465,000	443,733	1.52
Gilead Sciences, Inc.[1]	6,600,000	349,470	1.20
Charles River Laboratories International, Inc.[1]	3,135,000	200,389	.69
Stryker Corp.	2,708,437	170,307	.58
Other securities		1,150,457	3.94

		2,314,356	7.93

Financials — 6.72%
Berkshire Hathaway Inc., Class A1	4,011	484,329	1.66
White Mountains Insurance Group, Ltd.	389,800	167,224	.57
Other securities		1,311,839	4.49

		1,963,392	6.72

Industrials — 6.53%
Boeing Co.	3,465,000	227,720	.78
General Electric Co.	7,370,000	196,705	.67
KBR, Inc.	5,397,130	188,414	.65
Other securities		1,294,207	4.43

		1,907,046	6.53

Consumer staples — 5.83%
Philip Morris International Inc.	9,895,000	488,714	1.67
Bunge Ltd.	2,143,600	230,844	.79
Coca-Cola Co.	4,225,000	219,616	.75
Other securities		763,688	2.62

		1,702,862	5.83

Telecommunication services — 1.38%
Sprint Nextel Corp., Series 1	19,500,000	185,250	.63
Other securities		217,875	.75

		403,125	1.38

Utilities — 1.14%
Other securities		333,080	1.14

Miscellaneous — 4.79%
Other common stocks in initial period of acquisition		1,400,029	4.79

Total common stocks (cost: $24,001,159,000)		27,498,179	94.16

American Funds Insurance Series

Growth Fund
Convertible securities — 0.12%

	Market	Percent
	value	of net
	(000)	assets

Other — 0.12%
Other securities	$35,436	.12%

Total convertible securities (cost: $39,100,000)	35,436	.12

Bonds, notes & other debt instruments — 0.11%

Other — 0.11%
Other securities	32,916	.11

Total bonds, notes & other debt instruments (cost: $33,012,000)	32,916	.11

Short-term securities — 5.77%

	Principal
	amount
	(000)

Federal Home Loan Bank 1.72%–2.12% due 7/18–11/6/2008	$283,300	282,144	.96
Freddie Mac 2.08%–2.30% due 7/2–11/3/2008	210,396	209,485	.72
Fannie Mae 2.06%–2.37% due 7/16–10/3/2008	190,000	189,507	.65
Coca-Cola Co. 1.98%–2.10% due 7/15–8/5/2008[4]	87,100	86,960	.30
Other securities		916,496	3.14

Total short-term securities (cost: $1,685,216,000)		1,684,592	5.77

Total investment securities (cost: $25,758,487,000)		29,251,123	100.16
Other assets less liabilities		(48,675)	(.16)

Net assets		$29,202,448	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $217,427,000, which represented .74% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/08
	shares	Additions	Reductions	shares	(000)	(000)

Red Hat, Inc.[1]	11,511,000	—	—	11,511,000	—	$238,163
Core Laboratories NV1	1,197,700	—	—	1,197,700	—	170,493
Chipotle Mexican Grill, Inc., Class B1	1,195,200	—	—	1,195,200	—	90,070
Chipotle Mexican Grill, Inc., Class A1	920,000	—	—	920,000	—	76,010
Graco Inc.	3,000,000	661,531	—	3,661,531	$1,150	139,394
Bare Escentuals, Inc.[1]	5,850,000	70,000	—	5,920,000	—	110,882
Digital River, Inc.[1]	2,430,000	195,000	—	2,625,000	—	101,272
Rosetta Resources Inc.[1,4]	2,980,000	—	—	2,980,000	—	84,930
Minerals Technologies Inc.	1,000,000	25,000	—	1,025,000	103	65,180
KGen Power Corp.[1,3,4]	3,166,128	—	—	3,166,128	—	60,948
Heartland Payment Systems, Inc.	1,400,000	1,026,600	—	2,426,600	321	57,268
Blue Nile, Inc.[1]	824,000	219,000	—	1,043,000	—	44,348
DataPath, Inc.[1,3,4]	2,819,968	—	—	2,819,968	—	5,640
Georgia Gulf Corp.[5]	2,224,000	—	1,114,000	1,110,000	267	—

					$1,841	$1,244,598

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,780,670,000, which represented 9.52% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $753,353,000, which represented 2.58% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2008.
Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth- Income Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets

Schlumberger	2.40%
Oracle	2.37
Microsoft	2.08
General Electric	1.80
Citigroup	1.75
Cisco Systems	1.60
Yahoo	1.56
Intel	1.52
Hewlett-Packard	1.48
Lowe’s	1.41
Common stocks — 89.59%

		Market	Percent
		value	of net
	Shares	(000)	assets

Information technology — 21.39%
Oracle Corp.[1]	29,305,000	$615,405	2.37%
Microsoft Corp.	19,705,000	542,085	2.08
Cisco Systems, Inc.[1]	17,940,000	417,284	1.60
Yahoo! Inc.[1]	19,596,800	404,870	1.56
Intel Corp.	18,400,000	395,232	1.52
Hewlett-Packard Co.	8,710,000	385,069	1.48
Google Inc., Class A1	648,600	341,436	1.31
International Business Machines Corp.	2,835,000	336,033	1.29
Flextronics International Ltd.[1]	26,835,336	252,252	.97
SAP AG2	3,989,874	208,691	.80
Nokia Corp.[2]	6,080,000	149,026	.57
Other securities		1,520,020	5.84

		5,567,403	21.39

Industrials — 10.15%
General Electric Co.	17,550,000	468,410	1.80
United Technologies Corp.	4,075,000	251,427	.97
United Parcel Service, Inc., Class B	3,800,000	233,586	.90
Norfolk Southern Corp.	3,584,500	224,641	.86
General Dynamics Corp.	2,100,000	176,820	.68
Avery Dennison Corp.	3,955,000	173,743	.67
Other securities		1,113,558	4.27

		2,642,185	10.15

Financials — 9.63%
Citigroup Inc.	22,353,300	374,641	1.44
American International Group, Inc.	13,650,000	361,179	1.39
Bank of America Corp.	11,355,000	271,044	1.04
Fannie Mae	10,853,500	211,752	.81
JPMorgan Chase & Co.	4,147,900	142,314	.55
Freddie Mac	3,666,450	60,130	.23
Other securities		1,084,877	4.17

		2,505,937	9.63

Energy — 9.45%
Schlumberger Ltd.	5,825,000	625,780	2.40
Chevron Corp.	2,563,200	254,090	.98
Halliburton Co.	4,280,000	227,140	.87
Marathon Oil Corp.	4,325,000	224,338	.86
Baker Hughes Inc.	2,565,000	224,027	.86
ConocoPhillips	2,225,000	210,018	.81
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	163,420	.63
Devon Energy Corp.	1,340,000	161,014	.62
Other securities		368,061	1.42

		2,457,888	9.45

American Funds Insurance Series

Growth-Income Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets

Health care — 9.40%
Roche Holding AG2	1,532,460	$275,864	1.06%
Aetna Inc.	5,900,000	239,127	.92
Cardinal Health, Inc.	4,450,000	229,531	.88
Abbott Laboratories	4,025,000	213,204	.82
Medtronic, Inc.	4,000,000	207,000	.79
Amgen Inc.[1]	4,168,900	196,605	.76
Other securities		1,085,232	4.17

		2,446,563	9.40

Consumer discretionary — 9.04%
Lowe’s Companies, Inc.	17,710,000	367,483	1.41
Time Warner Inc.	18,450,000	273,060	1.05
Target Corp.	5,760,700	267,815	1.03
Best Buy Co., Inc.	4,009,700	158,784	.61
Other securities		1,285,585	4.94

		2,352,727	9.04

Consumer staples — 6.75%
PepsiCo, Inc.	5,250,000	333,848	1.28
Molson Coors Brewing Co., Class B	4,430,000	240,682	.93
Avon Products, Inc.	5,470,000	197,029	.76
Other securities		984,707	3.78

		1,756,266	6.75

Materials — 5.65%
Air Products and Chemicals, Inc.	2,810,000	277,797	1.07
USX Corp.	1,225,000	226,355	.87
Other securities		964,980	3.71

		1,469,132	5.65

Telecommunication services — 2.76%
Sprint Nextel Corp., Series 1	22,095,000	209,902	.81
AT&T Inc.	2,000,000	67,380	.26
Other securities		441,301	1.69

		718,583	2.76

Utilities — 1.92%
Exelon Corp.	2,235,765	201,129	.77
Other securities		299,365	1.15

		500,494	1.92

Miscellaneous — 3.45%
Other common stocks in initial period of acquisition		898,865	3.45

Total common stocks (cost: $22,609,321,000)		23,316,043	89.59

Rights & warrants — 0.00%

Financials — 0.00%
Other securities		604	.00

Total rights & warrants (cost: $6,131,000)		604	.00

American Funds Insurance Series

Growth-Income Fund
Convertible securities — 0.35%

		Market	Percent
		value	of net
	Shares	(000)	assets

Financials — 0.31%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	$81,165	.31%

		81,165	.31

Miscellaneous — 0.04%
Other convertible securities in initial period of acquisition		9,068	.04

Total convertible securities (cost: $100,321,000)		90,233	.35

Bonds, notes & other debt instruments— 0.05%

Consumer discretionary — 0.05%
Other securities		12,768	.05

Total bonds, notes & other debt instruments (cost: $12,642,000)		12,768	.05

Short-term securities — 9.57%

	Principal
	amount
	(000)

Freddie Mac 2.06%–2.25% due 7/3–11/3/2008	$374,114	372,673	1.43
Variable Funding Capital Corp. 2.53%–2.87% due 7/3–9/22/2008[4]	232,000	231,100	.89
Fannie Mae 2.07%–2.215% due 7/16–10/31/2008	206,736	205,957	.79
AT&T Inc. 2.10%–2.24% due 7/11–8/29/2008[4]	195,100	194,722	.75
United Parcel Service Inc. 2.07%–2.15% due 8/11–10/31/2008[4]	100,000	99,498	.38
Abbott Laboratories 1.95%–2.10% due 7/14–7/30/2008[4]	97,000	96,897	.37
Park Avenue Receivables Co., LLC 2.65%–2.72% due 8/5–8/6/2008[4]	87,500	87,265	.34
Bank of America Corp. 2.55% due 8/12/2008	68,300	68,079	.26
Enterprise Funding Corp. LLC 2.55%–2.73% due 7/1–9/18/2008[4]	57,500	57,148	.22
Jupiter Securitization Co., LLC 2.50%–2.70% due 7/1/2008[4]	51,900	51,896	.20
Ciesco LLC 2.68% due 8/14/2008[4]	50,600	50,418	.19
Chevron Funding Corp. 2.07% due 7/2/2008	50,000	49,994	.19
IBM Capital Inc. 2.25% due 9/18/2008[4]	43,550	43,280	.17
Edison Asset Securitization LLC 2.43% due 8/29/2008[4]	7,500	7,463	.03
Other securities		875,652	3.36

Total short-term securities (cost: $2,492,618,000)		2,492,042	9.57

Total investment securities (cost: $25,221,033,000)		25,911,690	99.56
Other assets less liabilities		113,505	.44

Net assets		$26,025,195	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,430,185,000, which represented 9.34% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $88,850,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $149,211,000, which represented .57% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,491,528,000, which represented 5.73% of the net assets of the fund.
Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund	unaudited

Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets

Suncor	2.49%
Schlumberger	2.34
BHP Billiton	2.00
Chevron	1.70
Medtronic	1.26
Boeing	1.25
Sprint Nextel	1.24
Philip Morris International	1.23
Newmont Mining	1.22
IBM	1.16
Common stocks — 63.21%

		Market	Percent
		value	of net
	Shares	(000)	assets

Energy — 13.15%
Suncor Energy Inc.	3,943,618	$229,289	2.49%
Schlumberger Ltd.	2,009,800	215,913	2.34
Chevron Corp.	1,584,328	157,054	1.70
Rosetta Resources Inc.[1,2,3]	2,970,000	84,645	.92
Smith International, Inc.	1,000,000	83,140	.90
Petro-Canada	1,400,000	78,525	.85
Arch Coal, Inc.	1,000,000	75,030	.81
Marathon Oil Corp.	1,200,000	62,244	.68
Other securities		226,484	2.46

		1,212,324	13.15

Health care — 9.13%
Medtronic, Inc.	2,250,000	116,438	1.26
Wyeth	2,100,000	100,716	1.09
Johnson & Johnson	1,500,000	96,510	1.05
Amgen Inc.[1]	1,800,000	84,888	.92
Abbott Laboratories	1,400,000	74,158	.80
United Therapeutics Corp.[1]	750,000	73,312	.80
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	60,475	.66
Other securities		235,415	2.55

		841,912	9.13

Information technology — 8.12%
International Business Machines Corp.	900,000	106,677	1.16
Microsoft Corp.	3,050,000	83,905	.91
Nokia Corp. (ADR)	3,287,400	80,541	.87
Cisco Systems, Inc.[1]	3,400,000	79,084	.86
Yahoo! Inc.[1]	3,800,000	78,508	.85
Hewlett-Packard Co.	1,500,000	66,315	.72
Oracle Corp.[1]	3,000,000	63,000	.69
Other securities		190,248	2.06

		748,278	8.12

Materials — 5.51%
BHP Billiton Ltd.[4]	4,340,000	184,819	2.00
Newmont Mining Corp.	2,165,000	112,926	1.22
Rio Tinto PLC[4]	732,789	89,876	.98
Other securities		120,867	1.31

		508,488	5.51

Financials — 5.33%
Fannie Mae	4,057,700	79,166	.86
JPMorgan Chase & Co.	1,500,000	51,465	.56
Freddie Mac	1,250,300	20,505	.22
Other securities		340,265	3.69

		491,401	5.33

American Funds Insurance Series

Asset Allocation Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets

Industrials — 5.02%
Boeing Co.	1,750,000	$115,010	1.25%
Deere & Co.	1,200,000	86,556	.94
Mitsubishi Corp.[4]	2,000,000	65,923	.71
General Electric Co.	2,250,000	60,053	.65
Raytheon Co.	1,040,000	58,531	.63
Other securities		77,117	.84

		463,190	5.02

Consumer discretionary — 4.81%
Lowe’s Companies, Inc.	3,810,000	79,057	.86
Johnson Controls, Inc.	2,400,000	68,832	.75
Best Buy Co., Inc.	1,705,350	67,532	.73
Other securities		228,321	2.47

		443,742	4.81

Telecommunication services — 3.83%
Sprint Nextel Corp., Series 1	12,000,000	114,000	1.24
AT&T Inc.	2,700,000	90,963	.98
Vodafone Group PLC[4]	20,000,000	58,949	.64
Other securities		89,372	.97

		353,284	3.83

Consumer staples — 3.64%
Philip Morris International Inc.	2,300,000	113,597	1.23
Coca-Cola Co.	1,400,000	72,772	.79
PepsiCo, Inc.	1,000,000	63,590	.69
Other securities		85,356	.93

		335,315	3.64

Utilities — 1.03%
Reliant Energy, Inc.[1]	3,250,000	69,127	.75
Other securities		25,786	.28

		94,913	1.03

Miscellaneous — 3.64%
Other common stocks in initial period of acquisition		336,013	3.64

Total common stocks (cost: $5,113,048,000)		5,828,860	63.21

Preferred stocks — 0.25%

Other — 0.25%
Other securities		23,321	.25

Total preferred stocks (cost: $27,274,000)		23,321	.25

American Funds Insurance Series

Asset Allocation Fund
Rights & warrants — 0.00%

	Market	Percent
	value	of net
	(000)	assets

Other — 0.00%
Other securities	—	.00%

Total rights & warrants (cost: $117,000)	—	.00

Convertible securities — 0.46%

Other — 0.46%
Other securities	$42,596	.46

Total convertible securities (cost: $47,000,000)	42,596	.46

Bonds, notes & other debt instruments — 21.63%

	Principal
	amount
	(000)

Mortgage-backed obligations[5] — 6.09%
Fannie Mae 0%–7.00% 2009–2047[4]	$159,508	158,817		1.72
Freddie Mac 5.00%–7.50% 2016–2038[6]	113,912	113,906		1.24
Other securities		288,653		3.13

		561,376		6.09

Bonds & notes of U.S. government & government agencies — 5.73%
U.S. Treasury:
3.875% 2010	164,000	168,299	ì í î
4.875% 2012	65,000	69,078		4.39
3.375%–9.25% 2008–2036	151,500	166,920
Fannie Mae 5.25%–7.25% 2012–2030	60,375	65,582		.71
Freddie Mac 4.875%–5.25% 2008–2011	31,170	32,519		.35
Federal Home Loan Bank 5.125%–5.625% 2013–2016	23,375	23,451		.25
Other securities		2,740		.03

		528,589		5.73

Financials — 1.86%
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,406	{	.06
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	2,560	2,201
Other securities		165,391		1.80

		170,998		1.86

Consumer discretionary — 1.78%
Other securities		164,476		1.78

Telecommunication services — 0.77%
SBC Communications Inc. 4.125%–5.10% 2009–2014	3,375	3,357	ì í î	.09
BellSouth Corp. 4.20% 2009	3,000	3,007
AT&T Corp. 8.00% 2031[6]	2,000	2,303
Sprint Nextel Corp. 6.00%–8.75% 2016–2032	6,540	5,925	{	.09
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,250
Other securities		54,094		.59

		70,936		.77

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal	Market		Percent
	amount	value		of net
	(000)	(000)		assets

Health care — 0.76%
Abbott Laboratories 5.60% 2017	$1,935	$1,955		.02%
Other securities		67,865		.74

		69,820		.76

Other — 4.64%
Other securities		427,816		4.64

Total bonds, notes & other debt instruments (cost: $2,083,909,000)		1,994,011		21.63

Short-term securities — 14.46%

Federal Home Loan Bank 2.10%–2.43% due 7/28–9/19/2008	153,571	153,012		1.66
Freddie Mac 2.02%–2.095% due 7/9–11/7/2008	126,100	125,600		1.36
Procter & Gamble International Funding S.C.A. 2.18%–2.25% due 8/11–9/12/2008[7]	111,800	111,277		1.21
Wal-Mart Stores Inc. 2.05%–2.08% due 12/9–12/16/2008[7]	100,800	99,396		1.08
Pfizer Inc 1.95%–2.28% due 9/12–9/26/2008[7]	65,000	64,579		.70
AT&T Inc. 2.10%–2.25% due 7/10-7/28/2008[7]	63,100	63,021		.68
Coca-Cola Co. 2.06%–2.20% due 7/18-8/19/2008[7]	61,800	61,657		.67
U.S. Treasury Bills 1.48%–1.638% due 8/7-9/18/2008	60,000	59,791		.65
Fannie Mae 1.70%–2.36% due 8/18-9/10/2008	54,300	54,113		.59
Johnson & Johnson 2.05%–2.10% due 8/5-8/26/2008[7]	49,000	48,853		.53
IBM Corp. 2.16% due 8/19/2008[7]	25,000	24,906	{	.50
IBM Capital Inc. 2.15% due 9/10/2008[7]	21,500	21,382
Jupiter Securitization Co., LLC 2.47%–2.60% due 7/14–7/18/2008[7]	40,000	39,956		.43
Abbott Laboratories 2.00% due 7/17/2008[7]	37,300	37,255		.40
Medtronic Inc. 2.25% due 7/23/2008[7]	5,100	5,093		.06
Other securities		363,770		3.94

Total short-term securities (cost: $1,334,420,000)		1,333,661		14.46

Total investment securities (cost: $8,605,768,000)		9,222,449		100.01
Other assets less liabilities		(629)		(0.01)

Net assets		$9,221,820		100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
American Funds Insurance Series

Asset Allocation Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2008, appear below.

						Market value
					Dividend	of affiliate
	Beginning			Ending	income	at 6/30/08
	shares	Additions	Reductions	shares	(000)	(000)

Rosetta Resources Inc.[1,3]	2,970,000	—	—	2,970,000	—	$84,645
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 6/28–11/9/2005 at a cost of $48,481,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $165,557,000, which represented 1.80% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $813,066,000, which represented 8.82% of the net assets of the fund.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[6]	Coupon rate may change periodically.

[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,109,066,000, which represented 12.03% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2008

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$247,673	$5,751,526	$3,468,753	$28,006,525	$10,424,549	$2,087,145
Affiliated issuers	—	—	297,671	1,244,598	—	—
Cash denominated in currencies other than U.S. dollars	7	1,490	3,733	—	12,892	78
Cash	132	197	160	11,505	153	106
Unrealized gain on forward currency contracts	—	—	—	—	—	—
Receivables for:
Sales of investments	2,397	362	30,201	66,501	52,635	1,389
Sales of fund’s shares	74	7,964	3,036	8,525	17,928	2,052
Dividends and interest	336	13,823	2,964	29,700	23,731	7,403
Other assets	—	—	588	—	—	—

	250,619	5,775,362	3,807,106	29,367,354	10,531,888	2,098,173

Liabilities:
Unrealized loss on forward currency contracts	—	—	—	—	—	—
Payables for:
Purchases of investments	422	15,878	14,245	105,869	39,016	10,631
Repurchases of fund’s shares	182	4,208	6,054	46,292	9,543	5,883
Bank overdraft	—	—	—	—	—	—
Investment advisory services	113	2,278	2,042	7,084	3,902	1,171
Distribution services	48	1,034	728	4,716	1,660	375
Trustees’ deferred compensation	2	69	41	893	388	14
Other	2	55	82	52	201	66

	769	23,522	23,192	164,906	54,710	18,140

Net assets at June 30, 2008 (total: $102,812,785)	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033

Investment securities at cost:
Unaffiliated issuers	$248,100	$5,393,671	$3,154,147	$24,593,063	$9,537,328	$1,739,460

Affiliated issuers	—	—	$271,160	$1,165,424	—	—

Cash denominated in currencies other than U.S. dollars at cost	$7	$1,490	$3,734	—	$12,894	$78

Net assets consist of:
Capital paid in on shares of beneficial interest	$247,196	$5,309,867	$3,464,771	$25,792,378	$9,116,150	$1,674,980
Undistributed (distributions in excess of) net investment income	1,662	67,695	(47,163)	140,854	143,439	13,831
Undistributed (accumulated) net realized gain (loss)	1,413	16,321	25,156	(223,454)	329,585	43,483
Net unrealized (depreciation) appreciation	(421)	357,957	341,150	3,492,670	888,004	347,739

Net assets at June 30, 2008	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $22,940,559)	$29,521	$890,838	$400,377	$6,912,203	$2,627,127	$309,442
Shares outstanding	2,465	42,529	19,029	123,657	137,197	14,121
Net asset value per share	$11.98	$20.95	$21.04	$55.90	$19.15	$21.91
Class 2:
Net assets (total: $78,939,130)	$220,329	$4,861,002	$3,383,537	$21,926,717	$7,749,870	$1,770,591
Shares outstanding	18,511	233,696	162,768	395,876	406,723	81,521
Net asset value per share	$11.90	$20.80	$20.79	$55.39	$19.05	$21.72
Class 3:
Net assets (total: $933,096)	—	—	—	$363,528	$100,181	—
Shares outstanding	—	—	—	6,509	5,238	—
Net asset value per share	—	—	—	$55.85	$19.13	—

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$3,786,305	$2,367,228	$25,911,690	$9,137,804	$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165
—	—	—	84,645	—	—	—	—	—
—	556	791	—	—	7	—	—	—
82	142	70	155	—	109	118	92	60
—	—	—	—	939	818	—	—	—

—	281	167,109	17,930	53,820	2,285	5,783	10,899	—
1,207	4,190	42,715	10,190	10,070	27,019	1,457	6,748	15,888
4,710	7,602	24,155	34,423	69,741	12,414	22,057	9,253	—
—	—	—	—	2	— *	20	—	—

3,792,304	2,379,999	26,146,530	9,285,147	6,017,276	846,713	1,385,830	1,169,286	782,113

—	—	—	139	2,855	1,692	74	—	—

9,539	16,626	98,294	51,348	219,699	8,206	9,843	52,798	14,466
821	2,518	12,445	8,033	2,562	943	790	281	14
—	—	—	—	633	—	—	—	—
1,238	1,035	5,312	2,105	1,639	329	484	339	172
766	477	4,218	1,449	798	148	213	162	124
42	5	1,013	240	58	1	92	74	38
1	29	53	13	119	11	260	— *	— *

12,407	20,690	121,335	63,327	228,363	11,330	11,756	53,654	14,814

$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299

$4,042,125	$2,538,710	$25,221,033	$8,557,287	$6,124,665	$802,199	$1,464,940	$1,144,708	$766,240

—	—	—	$48,481	—	—	—	—	—

—	$556	$791	—	—	$7	—	—	—

$3,970,329	$2,496,059	$24,627,693	$8,614,598	$5,890,242	$818,695	$1,574,800	$1,102,075	$759,142
39,341	27,600	240,468	121,103	149,326	12,353	48,890	20,053	8,218
26,047	7,055	466,346	(130,463)	(7,019)	3,122	(141,007)	(4,082)	14
(255,820)	(171,405)	690,688	616,582	(243,636)	1,213	(108,609)	(2,414)	(75)

$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299

$260,221	$96,640	$6,377,616	$2,317,696	$1,899,819	$67,972	$344,244	$286,752	$120,091
28,520	9,120	180,031	139,444	173,127	6,060	30,396	24,329	10,458
$9.12	$10.60	$35.43	$16.62	$10.97	$11.22	$11.33	$11.79	$11.48

$3,519,676	$2,262,669	$19,317,120	$6,841,910	$3,889,094	$767,411	$1,004,266	$799,935	$625,003
388,976	214,228	549,291	414,833	358,060	68,641	89,487	68,373	54,723
$9.05	$10.56	$35.17	$16.49	$10.86	$11.18	$11.22	$11.70	$11.42

—	—	$330,459	$62,214	—	—	$25,564	$28,945	$22,205
—	—	9,335	3,746	—	—	2,257	2,456	1,935
—	—	$35.40	$16.61	—	—	$11.33	$11.79	$11.47
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2008

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$2,318	$77,613	$22,691	$187,035	$164,361	$22,288
Interest	339	16,465	7,069	32,812	16,525	9,672

	2,657	94,078	29,760	219,847	180,886	31,960

Fees and expenses[3]:
Investment advisory services	746	14,927	13,589	46,257	26,231	7,653
Distribution services — Class 2	282	6,183	4,397	28,923	10,817	2,231
Distribution services — Class 3	—	—	—	345	99	—
Transfer agent services	— [4]	2	1	10	3	1
Reports to shareholders	3	102	69	515	150	28
Registration statement and prospectus	2	44	31	229	85	16
Postage, stationery and supplies	1	45	31	230	53	10
Trustees’ compensation	1	17	12	74	26	6
Auditing and legal	2	5	6	15	9	8
Custodian	16	372	484	349	1,325	466
State and local taxes	3	60	42	304	113	22
Other	2	17	22	42	29	17

Total fees and expenses before waiver	1,058	21,774	18,684	77,293	38,940	10,458
Less waiver of fees and expenses:
Investment advisory services	75	1,493	1,359	4,626	2,623	765

Total fees and expenses after waiver	983	20,281	17,325	72,667	36,317	9,693

Net investment income	1,674	73,797	12,435	147,180	144,569	22,267

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments[2]	1,515	18,727	26,264	(220,195)	337,652	44,092
Currency transactions	(82)	(1,611)	(918)	(71)	(7,399)	(407)

	1,433	17,116	25,346	(220,266)	330,253	43,685

Net unrealized (depreciation) appreciation on:
Investments	(39,658)	(684,531)	(576,235)	(2,338,607)	(1,850,361)	(259,478)
Currency translations	8	108	6	(173)	184	19

	(39,650)	(684,423)	(576,229)	(2,338,780)	(1,850,177)	(259,459)

Net realized gain (loss) and unrealized depreciation on investments and currency	(38,217)	(667,307)	(550,883)	(2,559,046)	(1,519,924)	(215,774)

Net (decrease) increase in net assets resulting from operations	$(36,543)	$(593,510)	$(538,448)	$(2,411,866)	$(1,375,355)	$(193,507)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars in thousands)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$47,756	$28,401	$262,946	$59,331	$3,262	$27	$746	$—	$—
4,458	9,445	40,179	83,879	161,540	14,478	53,868	23,047	10,073

52,214	37,846	303,125	143,210	164,802	14,505	54,614	23,047	10,073

8,524	6,574	35,864	13,869	10,595	1,760	3,104	2,117	1,126
4,874	2,703	26,396	8,700	5,563	716	1,213	888	701
—	—	326	59	—	—	24	27	20
2	1	9	3	2	— [4]	— [4]	— [4]	— [4]
57	31	486	126	94	9	13	10	7
33	17	217	71	42	4	10	7	6
20	11	217	45	41	3	4	3	2
13	7	66	24	16	2	2	1	1
2	1	13	4	2	— [4]	1	1	— [4]
14	156	365	82	122	62	7	1	1
43	23	286	96	58	6	13	10	8
6	7	44	17	11	4	6	2	1

13,588	9,531	64,289	23,096	16,546	2,566	4,397	3,067	1,873

852	657	3,586	1,387	1,059	176	310	212	113

12,736	8,874	60,703	21,709	15,487	2,390	4,087	2,855	1,760

39,478	28,972	242,422	121,501	149,315	12,115	50,527	20,192	8,313

28,771	7,663	487,632	(126,748)	(3,005)	2,879	(11,422)	2,917	15
—	(246)	860	(226)	(2,222)	420	(124)	—	—

28,771	7,417	488,492	(126,974)	(5,227)	3,299	(11,546)	2,917	15

(740,584)	(263,760)	(3,967,015)	(593,022)	(168,293)	(2,583)	(61,221)	(15,474)	(54)
—	51	(20)	(67)	(1,836)	(462)	(87)	—	—

(740,584)	(263,709)	(3,967,035)	(593,089)	(170,129)	(3,045)	(61,308)	(15,474)	(54)

(711,813)	(256,292)	(3,478,543)	(720,063)	(175,356)	254	(72,854)	(12,557)	(39)

$(672,335)	$(227,320)	$(3,236,121)	$(598,562)	$(26,041)	$12,369	$(22,327)	$7,635	$8,274

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2008*	2007	2008*	2007

Operations:
Net investment income	$1,674	$2,289	$73,797	$93,582
Net realized gain (loss) on investments and currency transactions	1,433	22,831	17,116	441,598
Net unrealized (depreciation) appreciation on investments and currency translations	(39,650)	9,005	(684,423)	141,822

Net (decrease) increase in net assets resulting from operations	(36,543)	34,125	(593,510)	677,002

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	—	(377)	(1,853)	(15,248)
Class 2	—	(2,059)	(8,192)	(129,196)
Class 3	—	—	—	—

Total dividends from net investment income and currency gains	—	(2,436)	(10,045)	(144,444)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(365)	(1,013)	(8,689)	(1,007)
Class 2	(2,739)	(6,707)	(48,505)	(13,287)
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(358)	(1,382)	(58,846)	(13,121)
Class 2	(2,684)	(9,278)	(328,542)	(173,088)
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(6,146)	(18,380)	(444,582)	(200,503)

Total dividends and distributions paid to shareholders	(6,146)	(20,816)	(454,627)	(344,947)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,199	6,060	466,544	399,261
Proceeds from reinvestment of dividends and distributions	723	2,772	69,388	29,376
Cost of shares repurchased	(2,361)	(4,255)	(181,341)	(43,793)

Net (decrease) increase from Class 1 transactions	(439)	4,577	354,591	384,844

Class 2:
Proceeds from shares sold	25,839	71,657	303,174	675,865
Proceeds from reinvestment of dividends and distributions	5,423	18,044	385,239	315,571
Cost of shares repurchased	(13,088)	(11,522)	(107,124)	(137,454)

Net increase from Class 2 transactions	18,174	78,179	581,289	853,982

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	17,735	82,756	935,880	1,238,826

Total (decrease) increase in net assets	(24,954)	96,065	(112,257)	1,570,881
Net assets:
Beginning of period	274,804	178,739	5,864,097	4,293,216

End of period	$249,850	$274,804	$5,751,840	$5,864,097

Undistributed (distributions in excess of) net investment income	$1,662	$(12)	$67,695	$3,943

Shares of beneficial interest:
Class 1:
Shares sold	92	423	19,804	15,922
Shares issued on reinvestment of dividends and distributions	59	202	3,274	1,195
Shares repurchased	(181)	(304)	(7,741)	(1,788)

Net (decrease) increase in shares outstanding	(30)	321	15,337	15,329

Class 2:
Shares sold	2,000	5,027	12,848	27,538
Shares issued on reinvestment of dividends and distributions	444	1,325	18,301	12,903
Shares repurchased	(1,024)	(832)	(4,633)	(5,664)

Net increase in shares outstanding	1,420	5,520	26,516	34,777

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net increase (decrease) in shares outstanding	—	—	—	—

*	Unaudited.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2008*	2007	2008*	2007	2008*	2007	2008*	2007	2008*	2007

$12,435	$8,474	$147,180	$230,097	$144,569	$163,553	$22,267	$28,392	$39,478	$75,469
25,346	509,642	(220,266)	2,962,852	330,253	1,313,255	43,685	165,173	28,771	254,410
(576,229)	162,605	(2,338,780)	146,972	(1,850,177)	363,568	(259,459)	263,385	(740,584)	(250,926)

(538,448)	680,721	(2,411,866)	3,339,921	(1,375,355)	1,840,376	(193,507)	456,950	(672,335)	78,953

—	(9,957)	(9,125)	(50,378)	(5,125)	(27,717)	(966)	(6,659)	(1,138)	(4,468)
—	(106,466)	(18,542)	(192,512)	(11,371)	(135,569)	(4,929)	(49,605)	(13,775)	(109,535)
—	—	(353)	(3,515)	(161)	(1,795)	—	—	—	—

—	(116,423)	(28,020)	(246,405)	(16,657)	(165,081)	(5,895)	(56,264)	(14,913)	(114,003)

(7,339)	(5,130)	(78,011)	(23,434)	(35,879)	(13,679)	(3,297)	(2,014)	(2,408)	(1,063)
(63,935)	(65,805)	(249,962)	(113,371)	(106,959)	(67,770)	(19,413)	(19,962)	(32,987)	(28,489)
—	—	(4,124)	(2,111)	(1,383)	(991)	—	—	—	—

(40,224)	(15,875)	(618,631)	(310,646)	(290,130)	(67,908)	(18,570)	(7,335)	(14,843)	(3,868)
(350,423)	(203,660)	(1,982,221)	(1,502,851)	(864,914)	(336,431)	(109,350)	(72,698)	(203,359)	(103,659)
—	—	(32,706)	(27,987)	(11,178)	(4,920)	—	—	—	—

(461,921)	(290,470)	(2,965,655)	(1,980,400)	(1,310,443)	(491,699)	(150,630)	(102,009)	(253,597)	(137,079)

(461,921)	(406,893)	(2,993,675)	(2,226,805)	(1,327,100)	(656,780)	(156,525)	(158,273)	(268,510)	(251,082)

167,273	126,470	2,729,110	2,309,420	1,371,348	10,273	140,176	120,507	168,209	8,279
47,563	30,962	705,767	384,458	331,134	109,304	22,833	16,008	18,389	9,399
(87,487)	(54,125)	(389,153)	(1,277,505)	(174,915)	(261,901)	(66,011)	(29,946)	(11,765)	(29,039)

127,349	103,307	3,045,724	1,416,373	1,527,567	(142,324)	96,998	106,569	174,833	(11,361)

185,323	650,430	1,039,681	2,390,962	533,230	1,410,185	173,000	374,113	169,254	462,760
414,358	375,931	2,250,725	1,808,734	983,244	539,770	133,692	142,265	250,121	241,683
(286,435)	(234,256)	(2,570,902)	(2,925,475)	(1,418,178)	(457,606)	(109,596)	(86,420)	(290,373)	(200,407)

313,246	792,105	719,504	1,274,221	98,296	1,492,349	197,096	429,958	129,002	504,036

—	—	1,564	4,170	640	3,053	—	—	—	—
—	—	37,183	33,613	12,722	7,706	—	—	—	—
—	—	(31,347)	(82,589)	(9,790)	(22,414)	—	—	—	—

—	—	7,400	(44,806)	3,572	(11,655)	—	—	—	—

440,595	895,412	3,772,628	2,645,788	1,629,435	1,338,370	294,094	536,527	303,835	492,675

(559,774)	1,169,240	(1,632,913)	3,758,904	(1,073,020)	2,521,966	(55,938)	835,204	(637,010)	320,546

4,343,688	3,174,448	30,835,361	27,076,457	11,550,198	9,028,232	2,135,971	1,300,767	4,416,907	4,096,361

$3,783,914	$4,343,688	$29,202,448	$30,835,361	$10,477,178	$11,550,198	$2,080,033	$2,135,971	$3,779,897	$4,416,907

$(47,163)	$(59,598)	$140,854	$21,694	$143,439	$15,527	$13,831	$(2,541)	$39,341	$14,776

6,850	4,520	42,393	33,820	58,840	415	5,736	4,878	15,320	668
2,210	1,132	12,364	5,708	17,175	4,615	1,033	681	1,950	769
(3,607)	(1,999)	(6,240)	(18,697)	(7,654)	(11,093)	(2,735)	(1,305)	(1,103)	(2,380)

5,453	3,653	48,517	20,831	68,361	(6,063)	4,034	4,254	16,167	(943)

7,640	23,682	16,645	35,619	23,385	59,148	7,055	15,801	15,934	38,123
19,490	13,858	39,793	27,058	51,237	22,881	6,105	6,123	26,751	19,932
(11,857)	(8,879)	(40,631)	(43,455)	(61,099)	(19,682)	(4,612)	(3,867)	(26,924)	(16,554)

15,273	28,661	15,807	19,222	13,523	62,347	8,548	18,057	15,761	41,501

—	—	24	63	28	130	—	—	—	—
—	—	652	499	661	326	—	—	—	—
—	—	(498)	(1,224)	(430)	(951)	—	—	—	—

—	—	178	(662)	259	(495)	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Six months	Year ended	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2008*	2007	2008*	2007	2008*	2007

Operations:
Net investment income	$28,972	$29,034	$242,422	$466,168	$121,501	$211,683
Net realized gain (loss) on investments and currency transactions	7,417	77,806	488,492	1,633,341	(126,974)	357,101
Net unrealized (depreciation) appreciation on investments and currency translations	(263,709)	41,796	(3,967,035)	(740,365)	(593,089)	(75,392)

Net (decrease) increase in net assets resulting from operations	(227,320)	148,636	(3,236,121)	1,359,144	(598,562)	493,392

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	—	(1,370)	(22,859)	(99,611)	(10,686)	(42,539)
Class 2	—	(30,736)	(60,708)	(355,785)	(29,050)	(157,653)
Class 3	—	—	(1,080)	(6,561)	(270)	(1,590)

Total dividends from net investment income and currency gains	—	(32,106)	(84,647)	(461,957)	(40,006)	(201,782)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(394)	(1,952)	(42,380)	(17,061)	(2,375)	(5,053)
Class 2	(9,569)	(47,286)	(130,677)	(69,728)	(7,163)	(28,051)
Class 3	—	—	(2,231)	(1,354)	(65)	(297)
Long-term net realized gains:
Class 1	(236)	(565)	(351,389)	(164,342)	(85,489)	(36,748)
Class 2	(5,742)	(14,077)	(1,083,493)	(671,641)	(257,869)	(204,006)
Class 3	—	—	(18,492)	(13,040)	(2,333)	(2,162)

Total distributions from net realized gain on investments	(15,941)	(63,880)	(1,628,662)	(937,166)	(355,294)	(276,317)

Total dividends and distributions paid to shareholders	(15,941)	(95,986)	(1,713,309)	(1,399,123)	(395,300)	(478,099)

Capital share transactions:
Class 1:
Proceeds from shares sold	28,265	44,895	2,105,765	2,341,348	579,511	896,096
Proceeds from reinvestment of dividends and distributions	630	3,887	416,628	281,014	98,550	84,340
Cost of shares repurchased	(2,297)	(18,147)	(626,770)	(673,969)	(57,812)	(115,427)

Net increase (decrease) from Class 1 transactions	26,598	30,635	1,895,623	1,948,393	620,249	865,009

Class 2:
Proceeds from shares sold	505,031	1,224,641	690,503	2,013,524	218,833	717,517
Proceeds from reinvestment of dividends and distributions	15,311	92,099	1,274,878	1,097,154	294,082	389,710
Cost of shares repurchased	(20,483)	(6,505)	(2,142,570)	(2,602,486)	(221,544)	(193,263)

Net increase (decrease) from Class 2 transactions	499,859	1,310,235	(177,189)	508,192	291,371	913,964

Class 3:
Proceeds from shares sold	—	—	299	778	445	3,124
Proceeds from reinvestment of dividends and distributions	—	—	21,803	20,955	2,668	4,049
Cost of shares repurchased	—	—	(31,726)	(77,378)	(5,161)	(12,795)

Net (decrease) increase from Class 3 transactions	—	—	(9,624)	(55,645)	(2,048)	(5,622)

Net increase in net assets resulting from capital share transactions	526,457	1,340,870	1,708,810	2,400,940	909,572	1,773,351

Total increase (decrease) in net assets	283,196	1,393,520	(3,240,620)	2,360,961	(84,290)	1,788,644
Net assets:
Beginning of period	2,076,113	682,593	29,265,815	26,904,854	9,306,110	7,517,466

End of period	$2,359,309	$2,076,113	$26,025,195	$29,265,815	$9,221,820	$9,306,110

Undistributed (distributions in excess of) net investment income	$27,600	$(1,372)	$240,468	$82,693	$121,103	$39,608

Shares of beneficial interest:
Class 1:
Shares sold	2,517	3,807	52,015	52,474	32,747	46,825
Shares issued on reinvestment of dividends and distributions	59	337	11,424	6,397	5,856	4,483
Shares repurchased	(206)	(1,495)	(15,539)	(15,323)	(3,274)	(6,055)

Net increase (decrease) in shares outstanding	2,370	2,649	47,900	43,548	35,329	45,253

Class 2:
Shares sold	44,790	104,297	17,507	46,137	12,473	37,981
Shares issued on reinvestment of dividends and distributions	1,435	8,017	35,218	25,097	17,610	20,722
Shares repurchased	(1,871)	(561)	(53,416)	(59,040)	(12,680)	(10,240)

Net increase (decrease) in shares outstanding	44,354	111,753	(691)	12,194	17,403	48,463

Class 3:
Shares sold	—	—	8	18	25	165
Shares issued on reinvestment of dividends and distributions	—	—	598	476	158	214
Shares repurchased	—	—	(799)	(1,757)	(292)	(671)

Net (decrease) increase in shares outstanding	—	—	(193)	(1,263)	(109)	(292)

*	Unaudited.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2008*	2007	2008*	2007	2008*	2007	2008*	2007	2008*	2007

$149,315	$233,657	$12,115	$6,041	$50,527	$92,403	$20,192	$33,300	$8,313	$22,878
(5,227)	34,797	3,299	3,344	(11,546)	3,093	2,917	2,138	15	3
(170,129)	(128,206)	(3,045)	4,164	(61,308)	(81,331)	(15,474)	12,104	(54)	(32)

(26,041)	140,248	12,369	13,549	(22,327)	14,165	7,635	47,542	8,274	22,849

(16,750)	(27,191)	(91)	(761)	(4,365)	(34,436)	(1,632)	(15,945)	(697)	(7,248)
(33,237)	(327,209)	(1,048)	(7,129)	(12,551)	(110,945)	(4,374)	(37,372)	(3,273)	(25,540)
—	—	—	—	(325)	(3,325)	(160)	(2,188)	(120)	(1,300)

(49,987)	(354,400)	(1,139)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)

(3,045)	—	(23)	—	—	—	—	—	—	—
(6,365)	—	(262)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(1,523)	—	—	—	—	—	—	—	—	—
(3,182)	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(14,115)	—	(285)	—	—	—	—	—	—	—

(64,102)	(354,400)	(1,424)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)

1,693,000	223,507	43,365	15,323	97,029	64,447	89,893	17,198	35,501	82,701
21,318	27,191	114	761	4,365	34,436	1,632	15,945	697	7,248
(221,946)	(27,058)	(4,278)	(687)	(55,915)	(54,035)	(16,858)	(37,415)	(28,998)	(73,550)

1,492,372	223,640	39,201	15,397	45,479	44,848	74,667	(4,272)	7,200	16,399

363,717	1,307,778	495,023	256,862	73,738	222,164	203,559	179,695	267,502	400,501
42,784	327,209	1,310	7,129	12,551	110,945	4,374	37,372	3,273	25,540
(1,134,416)	(133,653)	(18,496)	(4,474)	(48,716)	(67,426)	(5,785)	(17,046)	(101,127)	(247,164)

(727,915)	1,501,334	477,837	259,517	37,573	265,683	202,148	200,021	169,648	178,877

—	—	—	—	2,313	2,454	3,564	3,966	11,408	20,409
—	—	—	—	325	3,325	160	2,188	120	1,300
—	—	—	—	(4,027)	(8,871)	(3,767)	(8,953)	(9,625)	(19,332)

—	—	—	—	(1,389)	(3,092)	(43)	(2,799)	1,903	2,377

764,457	1,724,974	517,038	274,914	81,663	307,439	276,772	192,950	178,751	197,653

674,314	1,510,822	527,983	280,573	42,095	172,898	278,241	184,987	182,935	186,414

5,114,599	3,603,777	307,400	26,827	1,331,979	1,159,081	837,391	652,404	584,364	397,950

$5,788,913	$5,114,599	$835,383	$307,400	$1,374,074	$1,331,979	$1,115,632	$837,391	$767,299	$584,364

$149,326	$49,998	$12,353	$1,377	$48,890	$15,604	$20,053	$6,027	$8,218	$3,995

151,933	19,367	3,864	1,435	8,444	5,144	7,591	1,447	3,098	7,068
1,943	2,432	10	71	380	2,837	139	1,385	61	633
(19,916)	(2,340)	(378)	(66)	(4,890)	(4,245)	(1,416)	(3,160)	(2,525)	(6,295)

133,960	19,459	3,496	1,440	3,934	3,736	6,314	(328)	634	1,406

32,909	113,731	44,300	24,105	6,482	17,346	17,242	15,266	23,446	34,457
3,940	29,490	118	667	1,103	9,210	377	3,262	287	2,244
(102,872)	(11,757)	(1,636)	(425)	(4,327)	(5,429)	(491)	(1,450)	(8,846)	(21,256)

(66,023)	131,464	42,782	24,347	3,258	21,127	17,128	17,078	14,887	15,445

—	—	—	—	202	191	299	333	995	1,743
—	—	—	—	28	273	14	190	11	114
—	—	—	—	(349)	(690)	(316)	(759)	(839)	(1,658)

—	—	—	—	(119)	(226)	(3)	(236)	167	199

American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks and provide an opportunity for growth of principal.
Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Forward currency contracts — The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the funds value forward
American Funds Insurance Series

currency contracts based on the applicable exchange rates and record unrealized gains or losses. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statements of assets and liabilities.
Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Investments outside the U.S.
Investment risk — The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2004, nor by state tax authorities for years before 2003. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 and 2007, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by tax authorities outside the U.S.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
American Funds Insurance Series

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table below and on the following page, three funds had capital loss carryforwards available at December 31, 2007. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2007, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2008.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2007:
Undistributed ordinary income	$3,099	$67,002	$71,155	$359,823	$160,621	$28,543	$49,874
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	(11)	(640)	(574)	(1,397)	(662)	—	—
Undistributed long-term capital gain	3,027	387,152	390,606	2,633,369	1,165,731	127,723	217,880

As of June 30, 2008:
Gross unrealized appreciation on investment securities	$29,567	$856,928	$755,929	$6,751,412	$1,750,714	$459,747	$515,075
Gross unrealized depreciation on investment securities	(30,172)	(510,864)	(473,827)	(3,285,883)	(869,402)	(120,666)	(779,974)

Net unrealized (depreciation) appreciation on investment securities	$(605)	$346,064	$282,102	$3,465,529	$881,312	$339,081	$(264,899)

Cost of investment securities	$248,278	$5,405,462	$3,484,322	$25,785,594	$9,543,237	$1,748,064	$4,051,204

For footnotes, please see end of table.
American Funds Insurance Series

	(dollars in thousands)
	Global						U.S. Government/
	Growth	Growth-	Asset			High-	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2007:
Undistributed ordinary income	$9,814	$258,828	$49,061	$58,594	$1,345	$17,217	$6,102	$4,033
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	(505)	—	—	—	(28)	—	—
Undistributed long-term capital gain	5,766	1,452,853	345,444	4,691	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	—	—	—	(13)	(1,347)	(29)	—

Capital loss carryforwards:
Expiring 2008	—	—	—	—	—	$—	$2,459	$—
Expiring 2009	—	—	—	—	—	41,518	—	—
Expiring 2010	—	—	—	—	—	50,900	—	—
Expiring 2011	—	—	—	—	—	35,517	—	—
Expiring 2013	—	—	—	—	—	—	—	1
Expiring 2014	—	—	—	—	—	—	4,453	— †

	—	—	—	—	—	$127,935	$6,912	$1

As of June 30, 2008:
Gross unrealized appreciation on investment securities	$149,405	$4,447,648	$1,478,578	$67,774	$12,477	$26,049	$10,632	$11
Gross unrealized depreciation on investment securities	(322,255)	(3,780,269)	(869,553)	(313,435)	(10,987)	(136,358)	(13,253)	(86)

Net unrealized (depreciation) appreciation on investment securities	$(172,850)	$667,379	$609,025	$(245,661)	$1,490	$(110,309)	$(2,621)	$(75)

Cost of investment securities	$2,540,078	$25,244,311	$8,613,424	$6,128,365	$802,571	$1,466,704	$1,144,915	$766,240

*	These deferrals are considered incurred in the subsequent year.

†	Amount less than one thousand.
American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the series’ transfer agent, and American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total aggregate investment advisory services fees waived by CRMC were $19,293,000. As a result, the aggregate fees shown on the accompanying financial statements of $192,936,000 were reduced to $173,643,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the expense waiver, are as follows:

					For the six months	For the six months
	Rates		Net asset level (in billions)		ended June 30, 2008,	ended June 30, 2008,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.52	.47
Global Small Capitalization	.800	.650	.6	3.0	.70	.63
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.660	.5	1.5	.74	.67
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690	.500	.6	2.0	.59	.53
Growth-Income	.500	.222	.6	27.0	.26	.23
Asset Allocation	.500	.250	.6	8.0	.30	.27
Bond	.480	.340	.6	5.0	.39	.35
Global Bond	.570		all		.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.42
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.44	.40
Cash Management	.320		all		.32	.29
Transfer agent services — The aggregate fee of $34,000 was incurred during the six months ended June 30, 2008, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.
American Funds Insurance Series

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)
		Decrease in value
	Current fees	of deferred amounts

Global Discovery	$1	$— *
Global Growth	19	(2)
Global Small Capitalization	13	(1)
Growth	98	(24)
International	36	(10)
New World	7	(1)
Blue Chip Income and Growth	14	(1)
Global Growth and Income	7	— *
Growth-Income	93	(27)
Asset Allocation	30	(6)
Bond	18	(2)
Global Bond	2	— *
High-Income Bond	4	(2)
U.S. Government/AAA-Rated Securities	3	(2)
Cash Management	2	(1)

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2008, distribution expenses under the plans for the series aggregated $104,587,000 for Class 2 and $900,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
6. Disclosure of fair value measurements
The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the funds to classify their assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
American Funds Insurance Series

The following table presents the funds’ valuation levels as of June 30, 2008 (dollars in thousands):

							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment securities:
Level 1 — Quoted prices	$132,555	$1,798,568	$1,294,259	$24,785,862	$719,547	$530,195	$3,518,056
Level 2 — Other significant observable inputs	115,118 [1]	3,945,472 [1]	2,461,422 [1]	4,406,309 [1]	9,697,168 [1]	1,556,950 [1]	266,215
Level 3 — Significant unobservable inputs	—	7,486	10,743	58,952	7,834	—	2,034

Total	$247,673	$5,751,526	$3,766,424	$29,251,123	$10,424,549	$2,087,145	$3,786,305

							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment securities:
Level 1 — Quoted prices	$985,513	$20,976,695	$5,110,509	$83,289	$544	$20,104	$—	$—
Level 2 — Other significant observable inputs	1,381,715 [1]	4,880,753 [1]	4,093,268 [1]	5,792,806	802,209	1,311,466	1,133,560	766,165
Level 3 — Significant unobservable inputs	—	54,242	18,672	6,609	1,308	24,825	8,734	—

Total	$2,367,228	$25,911,690	$9,222,449	$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165

Forward currency contracts[2]:
Level 2 — Other significant observable inputs	—	—	$(139)	$(1,916)	$(874)	$(74)	—	—

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

					Blue Chip
	Global	Global Small			Income
	Growth	Capitalization	Growth	International	and Growth
	Fund	Fund	Fund	Fund	Fund

Beginning value at 1/1/2008	$7,120	$7,795	$85,603	$8,540	$—
Net purchases	—	—	38,571	—	4,200
Net unrealized appreciation (depreciation)[3]	366	(2,384)	(792)	(706)	(2,166)
Net transfers into (out of) Level 3	—	5,332	(64,430)	—	—

Ending value at 6/30/2008	$7,486	$10,743	$58,952	$7,834	$2,034

Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at 6/30/2008[3]	$366	$(2,384)	— [4]	$(706)	$(2,166)

						U.S.
						Government/
	Growth-	Asset			High-Income	AAA-Rated
	Income	Allocation	Bond	Global Bond	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Beginning value at 1/1/2008	$—	$57,405	$29,355	$885	$17,514	$8,677
Net purchases (sales)	6,131	(793)	(94)	883	7	(61)
Net realized loss[3]	—	(538)	—	—	(221)	—
Net unrealized depreciation[3]	(5,527)	(709)	(1,021)	(223)	(210)	(395)
Net transfers into (out of) Level 3	53,638	(36,693)	(21,631)	(237)	7,735	513

Ending value at 6/30/2008	$54,242	$18,672	$6,609	$1,308	$24,825	$8,734

Net unrealized (depreciation) appreciation during the period on Level 3 investment securities held at 6/30/2008[3]	$(5,527)	$91	$(1)	$(163)	$224	$(321)

[1]	Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

[2]	Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.

[3]	Net realized loss and net unrealized appreciation (depreciation) are included in the related amounts on investments in the statements of operations.

[4]	Amount less than one thousand.
American Funds Insurance Series

7. Investment transactions and other disclosures
As of June 30, 2008, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

		(amounts in thousands)
				U.S. valuation at
		Contract amount		June 30, 2008
					Unrealized
					appreciation
Fund		Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Bond	Euros, expiring 7/16–9/12/2008	€36,430	$56,697	$57,239	$542
Bond	Japanese yen, expiring 7/10–8/20/2008	¥3,325,484	32,090	31,427	(663)
Bond	Singapore dollars, expiring 8/8–8/25/2008	S$28,407	21,000	20,926	(74)
Bond	Swiss francs, expiring 8/25/2008	CHF5,403	5,250	5,308	58
Global Bond	Euros, expiring 7/9–9/12/2008	€33,768	52,676	53,082	406
Global Bond	Japanese yen, expiring 7/9–9/19/2008	¥7,163,456	68,753	67,759	(994)
Global Bond	Singapore dollars, expiring 7/9–9/17/2008	S$21,435	15,673	15,796	123
Global Bond	Swiss francs, expiring 8/25/2008	CHF9,146	8,844	8,985	141
Sales:
Asset Allocation	Euros, expiring 7/10–9/19/2008	€7,619	11,844	11,983	(139)
Bond	Australian dollars, expiring 8/12–8/20/2008	A$11,780	11,036	11,218	(182)
Bond	British pounds, expiring 7/16–9/12/2008	£13,464	26,376	26,743	(367)
Bond	Euros, expiring 7/31–9/16/2008	€65,663	101,405	103,228	(1,823)
Bond	Israeli shekels, expiring 8/29–9/5/2008	ILS46,710	14,221	13,925	296
Bond	Korean won, expiring 7/15/2008	KRW10,709,140	10,519	10,222	297
Global Bond	Australian dollars, expiring 7/9–8/20/2008	A$10,780	9,962	10,280	(318)
Global Bond	British pounds, expiring 7/16–9/12/2008	£12,850	25,251	25,532	(281)
Global Bond	Euros, expiring 7/10–9/18/2008	€3,904	6,021	6,128	(107)
Global Bond	Israeli shekels, expiring 8/29–9/5/2008	ILS13,170	4,010	3,926	84
Global Bond	Korean won, expiring 7/15/2008	KRW1,046,950	1,028	999	29
Global Bond	Swedish kronor, expiring 8/25/2008	SKr32,000	5,344	5,301	43
High-Income Bond	Euros, expiring 7/10–9/19/2008	€2,497	3,847	3,921	(74)
American Funds Insurance Series

The following table presents additional information for the six months ended June 30, 2008:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$75,647	$1,417,524	$988,201	$4,430,601	$2,862,725	$350,347	$544,557
Sales of investment securities*	54,689	781,446	723,399	2,970,007	2,402,774	219,914	395,527
Non-U.S taxes paid on dividend income	219	7,351	2,004	7,060	23,433	2,613	572
Non-U.S taxes paid on realized gains	— †	853	947	— †	—	84	—
Dividends from affiliated issuers	—	—	1,270	1,841	—	—	—
Net realized gain (loss) from affiliated issuers	—	—	1,457	(19,320)	—	—	—

	(dollars in thousands)
							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$974,139	$4,300,012	$1,213,845	$1,732,967	$552,402	$174,668	$235,764	$3,052,899
Sales of investment securities*	255,243	3,723,485	559,327	1,001,294	183,844	188,575	142,426	2,879,276
Non-U.S taxes paid on dividend income	2,449	7,773	1,021	—	—	—	—	—
Non-U.S taxes paid on interest income	—	—	—	92	37	1	—	—

*	Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

†	Amount less than one thousand.
American Funds Insurance Series

Financial highlights1

		(Loss) income from
		investment operations[2]			Dividends and distributions								Ratio of
			Net (losses)								Ratio of	Ratio of	net income
	Net asset		gains on		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/08[4]	$14.09	$.10	$(1.91)	$(1.81)	$—	$(.30)	$(.30)	$11.98	(12.91)%	$30	.60%[5]	.54%[5]	1.51%[5]
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
Class 2
6/30/08[4]	14.02	.08	(1.90)	(1.82)	—	(.30)	(.30)	11.90	(13.04)	220	.85 [5]	.79 [5]	1.27 [5]
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28

Global Growth Fund

Class 1
6/30/08[4]	$25.15	$.34	$(2.74)	$(2.40)	$(.05)	$(1.75)	$(1.80)	$20.95	(9.64)%	$891	.54%[5]	.49%[5]	2.87%[5]
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
Class 2
6/30/08[4]	25.00	.30	(2.71)	(2.41)	(.04)	(1.75)	(1.79)	20.80	(9.74)	4,861	.79 [5]	.74 [5]	2.53 [5]
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68

Global Small Capitalization Fund

Class 1
6/30/08[4]	$27.20	$.11	$(3.39)	$(3.28)	$—	$(2.88)	$(2.88)	$21.04	(12.28)%	$400	.74%[5]	.67%[5]	.89%[5]
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	— [6]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
Class 2
6/30/08[4]	26.95	.07	(3.35)	(3.28)	—	(2.88)	(2.88)	20.79	(12.39)	3,384	.99 [5]	.92 [5]	.62 [5]
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Growth Fund

Class 1
6/30/08[4]	$67.22	$.40	$(5.38)	$(4.98)	$(.08)	$(6.26)	$(6.34)	$55.90	(7.60)%	$6,912	.33%[5]		.30%[5]		1.26%[5]
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
Class 2
6/30/08[4]	66.72	.30	(5.32)	(5.02)	(.05)	(6.26)	(6.31)	55.39	(7.71)	21,927	.58	[5]	.55	[5]	.95	[5]
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
Class 3
6/30/08[4]	67.21	.32	(5.36)	(5.04)	(.06)	(6.26)	(6.32)	55.85	(7.69)	363	.51	[5]	.48	[5]	1.03	[5]
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[5]	.53	[5]	.54	[5]

International Fund

Class 1
6/30/08[4]	$24.81	$.36	$(3.24)	$(2.88)	$(.04)	$(2.74)	$(2.78)	$19.15	(11.69)%	$2,627	.52%[5]		.47%[5]		3.12%[5]
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
Class 2
6/30/08[4]	24.72	.29	(3.19)	(2.90)	(.03)	(2.74)	(2.77)	19.05	(11.83)	7,750	.77	[5]	.72	[5]	2.59	[5]
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
Class 3
6/30/08[4]	24.80	.31	(3.20)	(2.89)	(.04)	(2.74)	(2.78)	19.13	(11.77)	100	.70	[5]	.65	[5]	2.69	[5]
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[5]	.77	[5]	1.45	[5]

New World Fund

Class 1
6/30/08[4]	$25.88	$.29	$(2.48)	$(2.19)	$(.08)	$(1.70)	$(1.78)	$21.91	(8.58)%	$309	.80%[5]		.73%[5]		2.41%[5]
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
Class 2
6/30/08[4]	25.69	.26	(2.46)	(2.20)	(.07)	(1.70)	(1.77)	21.72	(8.68)	1,771	1.05	[5]	.98	[5]	2.13	[5]
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
For footnotes, please see end of table.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/08[4]	$11.53	$.12	$(1.84)	$(1.72)	$(.04)	$(.65)	$(.69)	$9.12	(15.07)%	$260	.43%[5]		.39%[5]		2.33%[5]
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
Class 2
6/30/08[4]	11.45	.10	(1.81)	(1.71)	(.04)	(.65)	(.69)	9.05	(15.13)	3,520	.68	[5]	.64	[5]	1.91	[5]
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41

Global Growth and Income Fund

Class 1
6/30/08[4]	$11.78	$.16	$(1.27)	$(1.11)	$—	$(.07)	$(.07)	$10.60	(9.41)%	$96	.61%[5]		.55%[5]		2.81%[5]
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
12/31/06[8]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.725		.65	[5]	2.10	[5]
Class 2
6/30/08[4]	11.75	.14	(1.26)	(1.12)	—	(.07)	(.07)	10.56	(9.52)	2,263	.86	[5]	.80	[5]	2.57	[5]
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
12/31/06[8]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.975		.90	[5]	1.64	[5]

Growth-Income Fund

Class 1
6/30/08[4]	$42.52	$.40	$(4.99)	$(4.59)	$(.14)	$(2.36)	$(2.50)	$35.43	(11.00)%	$6,378	.28%[5]		.25%[5]		2.00%[5]
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
Class 2
6/30/08[4]	42.26	.34	(4.95)	(4.61)	(.12)	(2.36)	(2.48)	35.17	(11.08)	19,317	.53	[5]	.50	[5]	1.72	[5]
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
Class 3
6/30/08[4]	42.51	.35	(4.98)	(4.63)	(.12)	(2.36)	(2.48)	35.40	(11.05)	330	.46	[5]	.43	[5]	1.80	[5]
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[5]	.48	[5]	1.24	[5]
American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Asset Allocation Fund

Class 1
6/30/08[4]	$18.51	$.25	$(1.39)	(1.14)	$(.08)	$(.67)	$(.75)	$16.62	(6.22)%	$2,318	.31%[5]		.28%[5]		2.85%[5]
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
Class 2
6/30/08[4]	18.39	.23	(1.39)	(1.16)	(.07)	(.67)	(.74)	16.49	(6.36)	6,842	.56	[5]	.53	[5]	2.61	[5]
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
Class 3
6/30/08[4]	18.50	.24	(1.38)	(1.14)	(.08)	(.67)	(.75)	16.61	(6.26)	62	.49	[5]	.46	[5]	2.69	[5]
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[5]	.55	[5]	2.50	[5]

Bond Fund

Class 1
6/30/08[4]	$11.14	$.31	$(.35)	$(.04)	$(.10)	$(.03)	$(.13)	$10.97	(0.39)%	$1,900	.40%[5]		.36%[5]		5.66%[5]
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41		.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43		.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
Class 2
6/30/08[4]	11.03	.30	(.35)	(.05)	(.09)	(.03)	(.12)	10.86	(0.44)	3,889	.65	[5]	.61	[5]	5.43	[5]
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66		.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68		.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88

Global Bond Fund

Class 1
6/30/08[4]	$10.83	$.23	$.18	$.41	$(.02)	$— [6]	$(.02)	$11.22	3.69%	$68	.60%[5]		.54%[5]		4.17%[5]
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61		.55		4.61
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/08[4]	10.81	.22	.17	.39	(.02)	—6	(.02)	11.18	3.61	767	.85	[5]	.79	[5]	3.91	[5]
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86		.80		4.41
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13		.12		.60
For footnotes, please see end of table.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

High-Income Bond Fund

Class 1
6/30/08[4]	$11.65	$.45	$(.62)	$(.17)	$(.15)	—	$(.15)	$11.33	(1.50)%	$344	.48%[5]		.43%[5]		7.89%[5]
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48		.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
Class 2
6/30/08[4]	11.55	.43	(.62)	(.19)	(.14)	—	(.14)	11.22	(1.65)	1,004	.73	[5]	.68	[5]	7.65	[5]
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73		.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
Class 3
6/30/08[4]	11.65	.44	(.62)	(.18)	(.14)	—	(.14)	11.33	(1.54)	26	.66	[5]	.61	[5]	7.72	[5]
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66		.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[5]	.68	[5]	6.57	[5]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/08[4]	$11.73	$.26	$(.13)	$.13	$(.07)	—	$(.07)	$11.79	1.11%	$287	.44%[5]		.40%[5]		4.35%[5]
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46		.41		4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
Class 2
6/30/08[4]	11.65	.24	(.12)	.12	(.07)	—	(.07)	11.70	1.00	800	.69	[5]	.65	[5]	4.10	[5]
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71		.66		4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
Class 3
6/30/08[4]	11.74	.25	(.13)	.12	(.07)	—	(.07)	11.79	0.99	29	.62	[5]	.58	[5]	4.18	[5]
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64		.59		4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[5]	.65	[5]	3.51	[5]
American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net								Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Cash Management Fund

Class 1
6/30/08[4]	$11.40	$.15	$ —[6]	$.15	$(.07)	—	$(.07)	$11.48	1.29%	$120	.33%[5]	.30%[5]	2.60%[5]
12/31/07	11.62	.57	—6	.57	(.79)	—	(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—6	.54	(.23)	—	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—6	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—6	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
12/31/03	11.17	.07	—6	.07	(.17)	—	(.17)	11.07	.67	103	.47	.47	.68
Class 2
6/30/08[4]	11.35	.13	—6	.13	(.06)	—	(.06)	11.42	1.17	625	.58 [5]	.55 [5]	2.31 [5]
12/31/07	11.56	.54	—6	.54	(.75)	—	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—6	.51	(.21)	—	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—6	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—6	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
12/31/03	11.12	.05	—6	.05	(.14)	—	(.14)	11.03	.47	99	.72	.72	.42
Class 3
6/30/08[4]	11.40	.13	—6	.13	(.06)	—	(.06)	11.47	1.17	22	.51 [5]	.48 [5]	2.42 [5]
12/31/07	11.60	.55	—6	.55	(.75)	—	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—6	.52	(.21)	—	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—6	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[7]	11.07	.09	—6	.09	(.09)	—	(.09)	11.07	.78	20	.54 [5]	.54 [5]	.80 [5]

	Six months
	ended June 30,	Year ended December 31
Portfolio turnover rate for all classes of shares	2008[4]	2007	2006		2005	2004	2003

Global Discovery Fund	23%	50%	31%		53%	28%	30%
Global Growth Fund	16	38	31		26	24	27
Global Small Capitalization Fund	20	49	50		47	49	51
Growth Fund	11	40	35		29	30	34
International Fund	24	41	29		40	37	40
New World Fund	12	34	32		26	18	19
Blue Chip Income and Growth Fund	10	27	21		33	13	12
Global Growth and Income Fund	14	36	8	[8]	—	—	—
Growth-Income Fund	15	24	25		20	21	21
Asset Allocation Fund	8	29	38		23	20	20
Bond Fund	29	57	57		46	34	20
Global Bond Fund	47	85	7	[9]	—	—	—
High-Income Bond Fund	15	32	35		35	38	48
U.S. Government/AAA-Rated Securities Fund	36	91	76		86	68	63
Cash Management Fund	—	—	—		—	—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Unaudited.

[5]	Annualized.

[6]	Amount less than $.01.

[7]	From January 16, 2004, when Class 3 shares were first issued.

[8]	From May 1, 2006, commencement of operations.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
Expense example
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).
Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2008	value 6/30/2008	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$870.93	$2.51	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 — actual return	1,000.00	869.58	3.67	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Global Growth Fund
Class 1 — actual return	$1,000.00	$903.64	$2.32	.49%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.46	.49

Class 2 — actual return	1,000.00	902.64	3.50	.74
Class 2 — assumed 5% return	1,000.00	1,021.18	3.72	.74

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$877.20	$3.13	.67%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.37	.67

Class 2 — actual return	1,000.00	876.09	4.29	.92
Class 2 — assumed 5% return	1,000.00	1,020.29	4.62	.92

Growth Fund
Class 1 — actual return	$1,000.00	$924.03	$1.44	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30

Class 2 — actual return	1,000.00	922.85	2.63	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 3 — actual return	1,000.00	923.09	2.30	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$883.08	$2.20	.47%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.36	.47

Class 2 — actual return	1,000.00	881.73	3.37	.72
Class 2 — assumed 5% return	1,000.00	1,021.28	3.62	.72

Class 3 — actual return	1,000.00	882.31	3.04	.65
Class 3 — assumed 5% return	1,000.00	1,021.63	3.27	.65

New World Fund
Class 1 — actual return	$1,000.00	$914.17	$3.47	.73%
Class 1 — assumed 5% return	1,000.00	1,021.23	3.67	.73

Class 2 — actual return	1,000.00	913.17	4.66	.98
Class 2 — assumed 5% return	1,000.00	1,019.99	4.92	.98

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$849.27	$1.79	.39%
Class 1 — assumed 5% return	1,000.00	1,022.92	1.96	.39

Class 2 — actual return	1,000.00	848.72	2.94	.64
Class 2 — assumed 5% return	1,000.00	1,021.68	3.22	.64
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2008	value 6/30/2008	during period*	expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$905.89	$2.61	.55%
Class 1 — assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 2 — actual return	1,000.00	904.78	3.79	.80
Class 2 — assumed 5% return	1,000.00	1,020.89	4.02	.80

Growth-Income Fund
Class 1 — actual return	$1,000.00	$890.03	$1.17	.25%
Class 1 — assumed 5% return	1,000.00	1,023.62	1.26	.25

Class 2 — actual return	1,000.00	889.20	2.35	.50
Class 2 — assumed 5% return	1,000.00	1,022.38	2.51	.50

Class 3 — actual return	1,000.00	889.50	2.02	.43
Class 3 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$937.75	$1.35	.28%
Class 1 — assumed 5% return	1,000.00	1,023.47	1.41	.28

Class 2 — actual return	1,000.00	936.37	2.55	.53
Class 2 — assumed 5% return	1,000.00	1,022.23	2.66	.53

Class 3 — actual return	1,000.00	937.39	2.22	.46
Class 3 — assumed 5% return	1,000.00	1,022.58	2.31	.46

Bond Fund
Class 1 — actual return	$1,000.00	$996.05	$1.79	.36%
Class 1 — assumed 5% return	1,000.00	1,023.07	1.81	.36

Class 2 — actual return	1,000.00	995.56	3.03	.61
Class 2 — assumed 5% return	1,000.00	1,021.83	3.07	.61

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,036.90	$2.73	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 — actual return	1,000.00	1,036.08	4.00	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$984.97	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Class 2 — actual return	1,000.00	983.55	3.35	.68
Class 2 — assumed 5% return	1,000.00	1,021.48	3.42	.68

Class 3 — actual return	1,000.00	984.63	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.83	3.07	.61
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2008	value 6/30/2008	during period*	expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.12	$2.00	.40%
Class 1 — assumed 5% return	1,000.00	1,022.87	2.01	.40

Class 2 — actual return	1,000.00	1,010.00	3.25	.65
Class 2 — assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 3 — actual return	1,000.00	1,009.93	2.90	.58
Class 3 — assumed 5% return	1,000.00	1,021.98	2.92	.58

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,012.89	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30

Class 2 — actual return	1,000.00	1,011.72	2.75	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 3 — actual return	1,000.00	1,011.75	2.40	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).
American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 72 Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 75	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; Southwest Water Company

Joe E. Davis, 74	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)	2	Anworth Mortgage Asset Corporation; Natural Alternatives International, Inc.

Martin Fenton, 73	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 62	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 62	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 50	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Mary Myers Kauppila, 54	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 68	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 70 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 48 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.
American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated entities or the principal
position with series	of the series[1]	underwriter of the series

Michael J. Downer, 53 Executive Vice President	1991	Senior Vice President, Fund Business Management Group, and Coordinator, Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 47 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 78 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

John H. Smet, 51 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 56 Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 45 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company[5]

Susan M. Tolson, 46 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 44 Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 42 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 40 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.
American Funds Insurance Series

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The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
6455 Irvine Center Drive	55 Second Street, 24th floor
Irvine, CA 92618	San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2008, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2008, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

                    1 SunAmerica Center
                    Los Angeles, CA 90067-6022
                    CHANGE ADDRESS REQUESTED

     Presorted
     Standard
U.S. Postage Paid
     Towne, Inc.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 5, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 5, 2008